As filed with the Securities and Exchange Commission
                              on September 16, 1999

                                                      Registration No. 333-82133

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                        PRE-EFFECTIVE AMENDMENT NO. 1                       [X]
                        POST-EFFECTIVE AMENDMENT NO.                        [ ]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                               AMENDMENT NO. 1                              [X]
                        (Check appropriate box or boxes)

                         PAX WORLD HIGH YIELD FUND, INC.
               (Exact name of registrant as specified in charter)

                                222 STATE STREET
                              PORTSMOUTH, NH 03801
               (Address of Principal Executive Offices) (Zip Code)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                  800-767-1729

                           PAX WORLD MANAGEMENT CORP.
                                222 STATE STREET
                              PORTSMOUTH, NH 03801
                          ATTENTION: LAURENCE A. SHADEK
                                     THOMAS W. GRANT

                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                             AS SOON AS PRACTICABLE
             AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

      Registrant hereby elects, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares by this Registration Statement. In accordance with Rule 24f-2, a registration fee, in the amount of $500.00, is being paid herewith.

         Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

                                                 CROSS REFERENCE SHEET
                                               (AS REQUIRED BY RULE 495)


                  N-1A ITEM NO.                                                     LOCATION
                  -------------                                                     --------
                                                      PART A

Item 1.  Front and Back Cover Pages.................................      Front Cover Page; Back Cover Page

Item 2.  Risk / Return Summary: Investments,
         Risks and Performance......................................      Risk / Return Summary: Investments, Risks and
                                                                          Performance

Item 3.  Risk / Return Summary: Fee Table...........................      Risk / Return Summary: Fee Table

Item 4.  Investment Objectives, Principal Investment
         Strategies and Principal Risks.............................      Investment Objectives, Principal Investment
                                                                          Strategies and Related Risks

Item 5.  Management's Discussion of Fund
         Performance................................................      Not Applicable

Item 6.  Management, Organization and Capital
         Structure..................................................      Management, Organization and Capital Structure of
                                                                          the Fund

Item 7.  Shareholder Information....................................      (i) Shareholder Guide; (ii) Shareholder Services; and
                                                                          (iii) Additional Information

Item 8.  Distribution Arrangements..................................      (i) Management, Organization and Capital Structure
                                                                          of the Fund - Distribution; and (ii) Shareholder
                                                                          Guide - How to Purchase Shares

Item 9.  Financial Highlights Information...........................      Not Applicable


                                                      PART B

Item 10.  Cover Page and Table of Contents..........................      Cover Page; Table of Contents

Item 11.  Fund History..............................................      Fund History

Item 12.  Description of the Fund and
          Its Investments and Risks.................................      (i) Investment Objectives, Strategies and Philosophy;
                                                                          (ii) Investments and Special Considerations; Risk
                                                                          Factors; (iii) Investment Restrictions

Item 13.  Management of the Fun.....................................      (i) Management of the Fund;  (ii) Investment
                                                                          Advisory and Other Services - Adviser

                                                        -2-




Item 14.  Control Persons and Principal Holders of
          Securities................................................      (i) Management of the Fund; (ii) Investment
                                                                          Advisory and Other Services - Adviser

Item 15.  Investment Advisory and Other
          Services..................................................      (i) Management of the Fund; (ii) Investment
                                                                          Advisory and Other Services - Adviser; (iii) Portfolio
                                                                          Transactions and Brokerage

Item 16.  Brokerage Allocation and Other
          Practices.................................................      Portfolio Transactions and Brokerage

Item 17.  Capital Stock and Other Securities........................      Purchase, Redemption and Exchange of Fund Shares

Item 18.  Purchase, Redemption and Pricing
          of Shares.................................................      (i) Net Asset Value; (ii) Purchase, Redemption and
                                                                          Exchange of Fund Shares

Item 19.  Taxation of the Fund......................................      Taxes

Item 20.  Underwriters..............................................      Investment Advisory and Other Services -
                                                                          Distribution

Item 21.  Calculation of Performance Data...........................      Calculation of Performance Data

Item 22.  Financial Statements......................................      Financial Statements



                                     PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A







                       PROSPECTUS DATED ___________, 1999


                         PAX WORLD HIGH YIELD FUND, INC.


                          A DIVERSIFIED HIGH YIELD FUND
                   222 STATE STREET, PORTSMOUTH, NH 03801-3853
                FOR SHAREHOLDER ACCOUNT INFORMATION: 800-372-7827
               PORTSMOUTH, NH OFFICE: 800-767-1729 / 603-431-8022
                         WEBSITE: HTTP://WWW.PAXFUND.COM





         Pax World High Yield Fund, Inc. (the "Fund") is a mutual fund that seeks to make a contribution to world peace by investing in companies that produce goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. To denote this endeavor, the Fund adopted the name "Pax World".


         The Fund's primary investment objective is to seek high current income. The Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the Fund's primary objective of seeking high current income.


         This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors are advised to read this Prospectus and retain it for future reference.




         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND

         EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                  Subject to completion, dated __________, 1999

                                TABLE OF CONTENTS

                                                                            Page


RISK / RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE................... 4
     What is the Fund's Investment Objective / Goal?........................ 4
     What are the Principal Investment Strategies of the Fund?.............. 4
     What are the Principal Risks of Investing in the Fund?................. 5
RISK / RETURN SUMMARY: FEE TABLE............................................ 7
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS......................................................... 8
     Investment Objectives.................................................. 8
     Principal Investment Strategies........................................ 8
     Principal Risks........................................................ 10
         Convertible Securities............................................. 10
         Corporate and Other Debt Securities................................ 10
         Foreign Securities................................................. 11
         Porfolio Turnover.................................................. 12
         Securities of Financially and Operationally Troubled Issuers....... 13
         Zero Coupon, Pay-in-Kind or Deferred Payment Securities............ 13
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
OF THE FUND................................................................. 14
     Incorporation.......................................................... 14
     Description of Common Stock............................................ 14
     Officers and Directors................................................. 14
     Adviser................................................................ 14
     Distribution........................................................... 16
     Custodian and Transfer and Dividend Disbursing Agent................... 17
     Shareholder Meetings................................................... 17
HOW THE FUND VALUES ITS SHARES.............................................. 17
SHAREHOLDER GUIDE........................................................... 18
     How to Purchase Shares................................................. 18
         In General......................................................... 18
         Investing by Mail.................................................. 19
         Investing by Telephone............................................. 19
         Investing by Wire Transfer......................................... 20
     How to Sell Your Shares................................................ 20
         In General......................................................... 20
         Redemptions by Written Request..................................... 21
         Redemptions by Telephone........................................... 21
         Involuntary Redemptions............................................ 22
         Waiver of Sales Charge............................................. 22
     How to Exchange Your Shares............................................ 23
         In General......................................................... 23
         Exchanges by Mail.................................................. 23
         Exchanges by Telephone............................................. 23

TAXES, DIVIDENDS AND DISTRIBUTIONS.......................................... 24
     Taxation of the Fund................................................... 24
     Taxation of Shareholders............................................... 24
     Withholding Taxes...................................................... 24
     Dividends and Distributions............................................ 24
SHAREHOLDER SERVICES........................................................ 25
     Automatic Reinvestment of Dividends and/or Distributions............... 25
     Automatic Investment Plan.............................................. 25
     Tax-Deferred Retirement Plans.......................................... 25
     Systematic Withdrawal Plan............................................. 25
     Reports to Shareholders................................................ 25
     Shareholder Inquiries.................................................. 26
THE PAX WORLD FUND FAMILY................................................... 26
ADDITIONAL INFORMATION...................................................... 26




                       RISK / RETURN SUMMARY: INVESTMENTS,
                              RISKS AND PERFORMANCE


WHAT IS THE FUND'S INVESTMENT OBJECTIVE / GOAL?


         The Fund's primary investment objective is to seek high current income. The Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the Fund's primary objective of seeking high current income.



WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE FUND?


         Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in fixed income securities (such as bonds, notes and debentures), and at least sixty-five percent (65%) of its total assets in high yield, fixed income securities rated B or lower by Standard & Poor's Ratings Group or Moody's Investors Service and other fixed income securities either similarly rated by another major rating service or unrated securities which are, in the opinion of Pax World Management Corp. (the "Adviser"), of comparable quality (commonly referred to as "junk bonds"). In addition, the Fund anticipates that the average weighted maturity of the fixed income securities in its portfolio will be ten (10) years or less.
         The Fund may also invest in (i) common stocks and other equity-related securities, including equity securities that were attached to or included in a unit with high yield fixed income securities at the time of purchase, convertible securities and preferred stock, (ii) zero coupon, pay-in-kind and deferred payment securities, and (iii) debt and equity securities of foreign issuers which the Adviser believes may provide higher yields and/or have greater liquidity than securities of domestic issuers which have similar maturities and quality. In addition, the Fund may use derivative instruments to try to manage investment risks or increase income by trying to predict whether the underlying investment - a security, market index, currency, interest rate, or some other benchmark - will go up or down.

         In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The Adviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and whether the price of the issuer's security is undervalued or overvalued.

         The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons- related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies. In addition, the policy of the Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20301) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


         The principal risks of investing in the Fund are (i) price volatility,
(ii) credit risk, (iii) interest rate risk, (iv) risks associated with investments in junk bonds, (v) risks associates with investments in zero coupon, pay-in-kind and deferred payment securities, (vi) risks associated with investments in derivative securities, (vii) risks associated with foreign security investments, (viii) risks associated with socially responsible investing, and (ix) management risk.


         - Price volatility refers to the fact that securities values tend to fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These values can fluctuate widely.

         - Credit risk refers to the possibility that the issuer of a security will be unable, or is perceived to be unable, to make interest payments and/or repay the principal on its debt.


         - In general, if interest rates rise, fixed-income security prices fall. Interest rate risk refers to fluctuations in the value of a fixed-income security, including corporate and other debt instruments, resulting from changes in interest rates. Interest rate risk is generally greater for fixed-income securities with longer durations.

         - The Fund's investments in junk bonds may subject the Fund to high credit risk and high market risk. Under adverse economic conditions, there is also a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. In addition, such investments may be more illiquid (i.e., harder to value and sell) than higher-rated securities. As a result, valuation of junk bonds may be more dependent upon the Adviser's judgment, and subject the Fund to higher management risk, than is generally the case with higher- rated securities.

         - Zero coupon, pay-in-kind and deferred payment securities generally are more sensitive to movements in interest rates and are less liquid than comparably rated securities paying cash interest at regular intervals. Consequently, such securities may be subject to greater fluctuation in value. In addition, the Fund's investment exposure to these securities and their risks, including credit risk and market risk, will increase during the time these securities are held in the Fund's portfolio because these securities do not pay cash interest. Further, the Fund is required to distribute income to its shareholders to maintain its qualification for pass-through treatment under the federal tax laws. Consequently, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of "phantom income" and the value of the paid-in-kind interest.

         - The Fund's investments in derivative securities for the purposes of managing risk and enhancing return may subject the Fund to investment risks and transaction costs to which the Fund would not otherwise be subject absent the use of such strategies. For example, (i) such investments may not achieve the intended effects and may result in losses or missed opportunities to the Fund, (ii) such investments may not offset fully the Fund's underlying positions and could, therefore, result in losses to the Fund that would not have occurred otherwise, and (iii) certain of such investments involve costs to the Fund that could reduce the Fund's return.


         - The Fund's investments in foreign securities may subject the Fund to the risks of political or economic instability in the country of the issuer, the possibility of imposition of exchange controls and the risk of currency fluctuations. In addition, securities denominated in a foreign currency will be affected by changes in currency exchange rates and in exchange control regulations, and costs may be incurred by the Fund in connection with conversions between currencies.


         - The Fund's socially conscious objectives may limit the availability of investment opportunities more than is customary with other mutual funds. The Adviser believes, however, that there are sufficient investment opportunities among companies that meet the Fund's socially conscious objective to permit full investment in securities, if the Adviser believes it is desirable.


         - The Adviser strives to anticipate market movements and the risks described above and actively manages the Fund based upon its judgment. Management risk, which exists in varying amounts in most mutual funds, refers to the possibility that the Adviser may fail to anticipate these movements or risks, or to execute the Fund's strategy effectively.

         Investors should understand that all investments involve risk, the loss of money is a risk of investing in the Fund, and there can be no assurance that the Fund's investment objective will be attained.
         Investors should note that a bar chart and table showing the performance of the Fund has been presented herein, in accordance with the rules and regulations promulgated by the SEC, because the Fund has had less than one full calendar year of operation.



                        RISK / RETURN SUMMARY: FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


         SHAREHOLDER FEES (fees paid directly from your investment)(1):
                  Maximum Sales Charge (Load) Imposed on Purchases
                           (as a percentage of offering price)..........................       0%
                  Maximum Deferred Sales Charge (Load)
                           (as a percentage of original purchase price or
                           redemption proceeds, as applicable)..........................     1.0%
                  Maximum Sales Charge (Load) Imposed on
                           Reinvested Dividends and Other Distributions
                           (as a percentage of offering price)..........................       0%
                  Redemption Fees (as a percentage of amount redeemed,
                           if applicable)...............................................       0%
                  Exchange Fees (as a percentage of average net assets).................       0%

         ANNUAL FUND NET OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
         ASSETS) (expenses that are deducted from Fund assets):
                  Management Fee........................................................    1.00%
                  Distribution and/or Service (12b-1) Fees..............................     .25%
                  Other Expenses........................................................     .25%
         Total Annual Fund Net Operating Expenses.......................................    1.50%





         The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. "Other Expenses" include operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees, and is based on amounts estimated to be incurred for the year ending December 31, 1999.

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR                             3 YEARS
                       $150.00                            $465.59


         Shares of the Fund which are redeemed within six (6) months of purchase are subject to a one percent (1.0%) contingent deferred sales charge which is not reflected in the above table. The expenses shown in the above table would be greater if the such contingent deferred sales charges were included.
         As noted in the table above, the Fund does not charge sales fees (loads) on reinvested dividends and other distributions and, therefore, the foregoing example does not reflect sales charges (loads) on reinvested dividends and other distributions.
         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN.



                   INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                         STRATEGIES AND PRINCIPAL RISKS



INVESTMENT OBJECTIVES


         The Fund's primary investment objective is to seek high current income. The Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the Fund's primary objective of seeking high current income.



PRINCIPAL INVESTMENT STRATEGIES


         Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in fixed income securities (such as bonds, notes and debentures), and at least sixty-five percent (65%) of its total assets in high yield, fixed income securities rated BB or lower by Standard & Poor's Ratings Group or Ba or lower by Moody's Investors Service and securities either similarly rated by another major rating service or unrated securities which are, in the opinion of the Adviser, of comparable quality (commonly referred to as "junk bonds"). In addition, the Fund anticipates that the average weighted maturity of the fixed income securities in its portfolio will be ten (10) years or less.

         The Fund may also invest in (i) common stocks and other equity-related securities, including equity securities that were attached to or included in a unit with high yield fixed income securities at the time of purchase, convertible securities and preferred stock, (ii) zero coupon, pay-in-kind and deferred payment securities, and (iii) debt and equity securities of foreign issuers which the Adviser believes may provide higher yields and/or have greater liquidity than securities of domestic issuers which have similar maturities and quality. In addition, the Fund may use derivative instruments to try to manage investment risks or increase income by trying to predict whether the underlying investment - a security, market index, currency, interest rate, or some other benchmark - will go up or down.
         In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The Adviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and whether the price of the issuer's security is undervalued or overvalued.

         The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons- related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies.

         In addition, the Fund reserves the right to hold temporarily other types of securities, including commercial paper, bankers' acceptances, high quality money market securities or cash (foreign currencies or United States dollars), and securities issued by the Pax World Money Market Fund, Inc. (a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund) in such proportions as, in the opinion of the Adviser, prevailing market, economic or political conditions warrant. The Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.

         Consistent with its social criteria, the Fund will seek investments in companies that produce goods and services that improve the quality of life and are not to any degree engaged in manufacturing defense or weapons-related products. By way of illustration, the Fund will invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, publishing, retail, technology and telecommunications, among others. The Fund will endeavor (but is not required) to invest in companies which have adopted and administer fair employment and pollution control policies to the extent information reflecting such policies and administrative practices is available to the Fund.
         The policy of the Fund is to exclude from its portfolio securities of
(i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.
         In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the companies whose securities are included in the portfolio. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund.
         If it is determined after the initial purchase by the Fund that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such company will be eliminated from the portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination, (ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will such security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.
         In addition, the Fund is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting securities (which is defined as the vote at a special or annual meeting of the shareholders of the Fund, duly called, (i) of sixty-seven percent (67%) of the voting securities present at such meeting if the holders of more than fifty percent (50%) of the outstanding voting securities are present or represented by proxy, or (ii) of more than fifty percent (50%) of the outstanding voting securities, whichever is less). Investment policies that are not fundamental may be modified by the Board of Directors of the Fund.



PRINCIPAL RISKS


CONVERTIBLE SECURITIES

         A convertible security can be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation dependent upon a market price advance in the convertible security's underlying common stock.
         In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). The price of a convertible security is influenced, in part, by the market value of the security's underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

CORPORATE AND OTHER DEBT SECURITIES

         The Fund may invest in corporate and other debt obligations of domestic and foreign issuers. Such securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and are required to repay the amount borrowed at maturity.

         Investment grade debt securities are rated within the four highest quality grades as determined by Standard & Poor's Ratings Group (S&P) (currently AAA, AA, A and BBB for bonds), or Moody's Investors Service (Moody's) (currently Aaa, Aa, A and Baa for bonds), or by another nationally recognized statistical rating organization. Debt rated BB, B, CCC, CC, C and D by S&P's, and debt rated Ba, B, Caa, Ca and C by Moody's is regarded by the rating agency, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Within this category, BB/Ba indicates the lowest degree of speculation and D/C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by S&P's is the lowest rated debt that is not in default as to principal or interest and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Debt rated D by S&P's is in payment default. Moody's does not have a D rating. These ratings, however, represent the rating agencies' opinions regarding credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

         Corporate and other debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). In addition, lower rated or unrated (i.e., high yield or high risk) securities (commonly referred to as "junk bonds") are more likely to react to developments affecting credit and market risks than are more highly rated securities, which react primarily to movements in the general level of interest rates.
         Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.
         Under adverse economic conditions, there is also a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. During an economic downturn or recession, securities of highly leveraged issuers are more likely to default than securities of higher rated issuers. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Under circumstances where the Fund owns the majority of an issue, market and credit risks may be greater.
         Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short term investing.

FOREIGN SECURITIES

         The Fund is permitted to invest in foreign corporate, as well as government, securities, provided the proceeds of such government securities are earmarked for a specific purpose that complies with the investment objectives and policies of the Fund. "Foreign government securities" include debt securities issued or guaranteed, as to payment of principal and interest, by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities (collectively,


                                      -11

"Government Entities") of foreign countries denominated in the currencies of such countries or in U.S. dollars (including debt securities of a Government Entity in any such country denominated in the currency of another such country). Debt securities of "quasi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers. A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the Asian Development Bank, the European Investment Bank and the World Bank (International Bank for Reconstruction and Development).
         The Fund believes that in many instances such foreign securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Many of these investments currently enjoy increased liquidity, although under certain market conditions, such securities may be less liquid than the securities of United States corporations, and are certainly less liquid than securities issued or guaranteed by the United States Government, its instrumentalities or agencies.
         Foreign investment involves certain risks, which should be considered carefully by an investor in the Fund. These risks include political or economic instability in the country of issue, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Such securities may also be subject to greater fluctuations in price than securities issued by United States corporations or issued or guaranteed by the United States Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation or diplomatic developments which could affect investment in those countries. In the event of a default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. Foreign currency denominated securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between various currencies. It may not be possible to hedge against the risks of currency fluctuations.

PORTFOLIO TURNOVER

         As a result of the investment policies described above, the Fund may engage in a substantial number of portfolio transactions. While as a matter of policy, the Fund will try to limit the turnover of its portfolio, it is possible that, as a result of the Fund's investment policies and social criteria, its portfolio turnover rate may exceed seventy-five percent (75%), although the Fund's portfolio turnover rate is not expected to exceed one hundred fifteen percent (115%). The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover (over one hundred fifteen percent (115%)) involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income. As a result, a proportionately greater amount of distributions to shareholders may be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

SECURITIES OF FINANCIALLY AND OPERATIONALLY TROUBLED ISSUERS

         The Fund may invest in debt or equity securities of financially troubled or bankrupt companies (financially troubled issuers) and in debt or equity securities of companies that in the view of the Adviser are currently undervalued, out-of-favor or price depressed relative to their long-term potential for growth and income (operationally troubled issuers). Although the Fund will invest in select companies which in the view of the Adviser have the potential over the long term for capital growth, there can be no assurance that such financially or operationally troubled companies can be successfully transformed into profitable operating companies.
         It is anticipated that many of such portfolio investments may not be widely traded and that the Fund's position in such securities may be substantial relative to the market for such securities. As a result, the Fund may experience delays and incur losses and other costs in connection with the sale of its portfolio securities. In addition, securities of financially troubled issuers are more volatile than securities of companies not experiencing financial difficulties. The market prices of such securities are subject to erratic and abrupt market movements and the spread between bid and asked prices may be greater than normally expected. Securities of financially troubled issuers are also more likely to go into default than securities of other issuers during an economic downturn or recession. In addition, the securities of financially and operationally troubled issuers may require the Adviser to participate in bankruptcy proceedings, reorganizations or financial restructurings on behalf of the Fund. To the extent the Fund invests in such securities, it may have a more active participation in the affairs of issuers than is generally assumed by an investor. This may subject the Fund to litigation risks or prevent the Fund from disposing of securities. In a bankruptcy or other proceedings, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged, disallowed or subordinated to the claims of the creditors.

ZERO COUPON, PAY-IN-KIND OR DEFERRED PAYMENT SECURITIES

         The Fund may invest in zero coupon, pay-in-kind or deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." The Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.
         There are certain risks related to investing in zero coupon, pay-in-kind and deferred payment securities. These securities generally are more sensitive to movements in interest rates and are less liquid than comparably rated securities paying cash interest at regular intervals. Consequently, such securities may be subject to greater fluctuation in value. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of "phantom income" and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund's exposure to such securities.


                      MANAGEMENT, ORGANIZATION AND CAPITAL
                              STRUCTURE OF THE FUND


INCORPORATION

         The Fund was incorporated under the laws of the State of Delaware on June 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company commonly known as a mutual fund.


DESCRIPTION OF COMMON STOCK

         The Fund is currently authorized to issue 25,000,000 shares of Common Stock, $1.00 par value per share. Shares of the Fund, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide -- How to Sell Your Shares" below.
         Each share of common stock is equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors.


OFFICERS AND DIRECTORS

         The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's Board of Directors, in addition to overseeing the Adviser, decides upon matters of general policy. The Fund's Adviser furnishes daily investment advisory services. Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus $300.00 to affiliated directors and $1,000.00 to unaffiliated directors. In addition, the Fund pays $500.00 to each member of the Audit Committee for attendance at each meeting of the Audit Committee, plus reimbursement for travel expenses incurred in connection with attending such meetings.


ADVISER

         Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser"), is the adviser to the Fund. It was incorporated in 1970 under the laws of the State of Delaware. Pursuant to the terms of an Advisory Agreement entered into between the Fund and the Adviser (the "Advisory Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objective, investment program and policies. As of December 31, 1998, the Adviser had over $863,000,000 in assets under management by virtue of serving as the adviser to the Pax World Fund, Incorporated, the Pax World Growth Fund, Inc. and the Pax World Money Market Fund. The Adviser has no clients other than the Fund, the Pax World Fund, the Pax World Growth Fund and the Pax World Money Market Fund, although the Adviser may undertake to advise other clients in the future.

         Pursuant to the terms of the Advisory Agreement, the Adviser will be compensated as follows: in the event that the average daily net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that the average daily net assets of the Fund are equal to or in excess of $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average daily net assets up to and including $25,000,000 and three-quarters of one percent (.75%) of average daily net assets in excess of $25,000,000.

         The Adviser has, however, agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operation of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average daily net assets of the Fund per annum. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's custodian and transfer agent; (iv) the fees of the Fund's legal counsel and independent accountants; and (v) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. In addition, the Adviser has agreed to waive its compensation from the Fund to the extent necessary to offset the amount of the advisory fees payable by the Pax World Money Market Fund with respect to any assets of the Fund which are invested in the Pax World Money Market Fund.

         Mr. Thomas W. Grant, the President of the Adviser, is also the President of H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Distributor"), and has been associated with that firm since 1991. Mr. Grant served previously with the firm of Fahnestock & Co. for twenty-six years as a partner, managing director and senior officer. His duties encompassed branch office management, corporate finance, syndications and municipal and corporate bonds. Mr. Grant serves as a member of the Board of Directors of the Fund.
         Mr. Laurence A. Shadek, the Chairman of the Board of Directors of the Adviser, is also an Executive Vice-President of the Distributor and, together with members of his family, owns a twenty-six and sixty-seven one hundredths percent (26.67%) interest in the Distributor. Mr. Shadek has been associated with that firm since March 1986. He was previously associated with Stillman, Maynard & Co., where he was a general partner. Mr. Shadek's investment experience includes twelve years as a limited partner and Account Executive with the firm Moore & Schley. Mr. Shadek serves as a member of the Board of Directors of the Fund.
         Ms. Diane Keefe, an employee of the Adviser, is the Portfolio Manager of the Fund. She is the person responsible for the day-to-day management of the Fund's portfolio. Ms. Keefe received her Bachelor of Arts degree in Political Economy from Wellesley College and a Masters of Business Administration in Finance from Columbia University Graduate School of Business. From 1984 to 1985, Ms. Keefe was an Associate in the Municipal Investment Banking Division of PaineWebber, Inc. In

1986, Ms. Keefe became a Vice President of Oppenheimer Government Securities, Inc. and in 1987 became a Vice President of Dillon, Read & Co. where she was engaged in the institutional sales of mortgage backed securities until 1988 and specialized in the institutional sale of preferred stock and provided advice with respect to bond and preferred stock repurchase programs until 1989. Prior to joining the Adviser in 1999, Ms. Keefe was a Senior Vice President in the Taxable Fixed Income Department of Dillon, Read & Co., Inc. from 1989 until its merger with Swiss Bank Corp. in September 1998 at which time Ms. Keefe was appointed as a Director in the Rates Division of Swiss Bank Corp. where she continued her specialization in the global high yield securities market. Ms. Keefe is a Chartered Financial Analyst and a member of the New York Society of Securities Analysts and the Association of Investment Management and Research. In addition, Ms. Keefe has served on the Co-op America Board of Directors for over 10 years and has served as its Chairperson for the last 3 years. Ms. Keefe is also a Co-Chairperson of the Peace and Service Committee and a member of the Finance Committee of the Wilton, CT Monthly Meeting, Religious Society of Friends (Quakers) and a member of the Board of Directors of the Norwalk, CT Land Trust.
         The Adviser is responsible for decisions to buy and sell securities for the Fund and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for portfolio securities of the Fund, the Fund is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Fund will consider the research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions of the Fund. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor and its affiliates.


DISTRIBUTION

         The Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to pay distribution and other fees for the sale and distribution of the Fund's shares and for services provided to the Fund's shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
         The Plan provides that the Fund may incur distribution expenses of up to twenty-five hundredths of one percent (.25%) per annum of its average daily net assets to finance activity which is primarily intended to result in the sale of Fund shares. Such expenses include (but are not limited to) travel and telephone expenses, preparation and distribution of sales literature and advertising, compensation to be paid to and expenses to be incurred by officers, directors and/or employees of the Fund, or other third parties for their distributional service if sales of Fund shares are made by such third parties during a fiscal year. So long as the Fund is operating within such limitation, however, the Fund may pay to one or more of its 12b-1 distributors (i) up to twenty-five hundredths of one percent (.25%) per annum of its average daily net assets for personal service and/or the maintenance of shareholder accounts as defined by Rule 2830 of the National Association of Securities Dealers Rules of Conduct, and (ii) total distribution fees (including the service fee of .25 of 1%) up to thirty-five hundredths of one percent (.35%) per annum of its average daily net assets.
         The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or
(b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties under the Plan would be discontinued.

         Pursuant to the Plan, the Fund has entered into a distribution agreement (the "Distribution Agreement") with the Distributor. Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, solicits orders for the purchase of Fund shares, provided, however, that orders are not binding on the Fund until accepted by the Fund as principal.


CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (the "Custodian"), serves as the custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund.
         PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund and in those capacities maintains certain books and records for the Fund. Shareholder inquiries relating to a shareholder account should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930.


SHAREHOLDER  MEETINGS

         The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of ten percent (10%) or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more directors or to transact any other business.


                         HOW THE FUND VALUES ITS SHARES

         The Fund's net asset value per share or "NAV" is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The Board of Directors of the Fund has fixed the specific time of day for the computation of the Fund's NAV to be as of 4:00 P.M., New York time.
         Portfolio securities are valued on the basis of market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors.
         The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                SHAREHOLDER GUIDE


HOW TO PURCHASE SHARES

IN GENERAL

         The minimum initial investment is $250.00; the minimum subsequent investment is $50.00. There is no minimum investment, however, for SIMPLE IRAs and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code.
         Shares of the Fund are offered for sale by the Fund on a continuous basis at the NAV. The Fund will compute its NAV once daily as of 4:00 P.M., New York time, on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. NAV is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's investments are valued on the basis of market value or, where market quotations are not readily available, fair value as determined in good faith under procedures established by the Fund's Board of Directors.
         If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 P.M., New York time) on a business day, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the New York Stock Exchange on that day; otherwise, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through certain financial institutions that have entered into agreements with the Fund as provided below.
         Orders for the purchase of Fund shares received, by certain financial institutions that have entered into agreements with the Fund, by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by 8:00 P.M., New York time (or, due to unforeseen circumstances, by 9:30 A.M., New York time, on the following business day) will be based on the NAV, determined as of the close of trading on the floor of the New York Stock Exchange on the day that such order was received by such financial institution. Otherwise, the orders will be based on the next determined NAV. It is the financial institution's responsibility to transmit orders so that they will be received by the Transfer Agent or such other entity on a timely basis.
         If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares.
         The Fund reserves the right to reject any purchase order (including an exchange) or to suspend or modify the continuous offering of its shares.

         Some prospective purchasers of Fund shares may be effecting transactions through a securities broker-dealer which may result in transaction and other fees and charges, including postage and handling charges, by such broker-dealer. Such transaction and other fees and charges would not be incurred if such purchase transactions were made directly with the Fund.


INVESTING BY MAIL


         Prospective shareholders may purchase shares of the Fund by completing and signing the "New Account Application" enclosed with this Prospectus and sending the application, together with a check to the Transfer Agent at:

                           Pax World Fund Family
                           P.O. Box 8930
                           Wilmington, DE 19899-8930

or by overnight delivery:

                           c/o PFPC, Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809


Purchases without full payment will not be processed until payment is received. A confirmation of the purchase will be issued showing the account number and number of shares owned and the ownership of shares shall be recorded on the books of the Transfer Agent in an account under the shareholder's name. Prospective shareholders who wish to register their account in the name of a beneficiary for the purposes of transferring their account upon their death may do so subject to the following understanding: the laws of the state listed as the shareholder's address at the time of registration shall govern such transfer if such state has adopted the Uniform Transfer on Death Securities Registration Act; otherwise the Uniform Transfer on Death Securities Registration Act, as adopted by the State of Delaware, shall apply.

INVESTING BY TELEPHONE


         In order to purchase shares by telephone, you must authorize telephone purchases on your initial application form or by written notice to the Transfer Agent. Thereafter, you may call the Fund at 800-372- 7827 (toll-free) to execute a telephone purchase of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent purchases, your telephone call may be recorded and you will be asked to provide your personal identification number. A written confirmation of the purchase transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES.

         In periods of severe market or economic conditions, the telephone purchase of shares may be difficult to implement and you should make purchases by mail by writing to the Transfer Agent at the address noted above.
         The Fund may accept telephone orders from broker-dealers which have been previously approved by the Fund by telephoning 800-635-1404 (toll-free). It is the responsibility of such broker-dealers to promptly forward purchase orders and payments for such orders to the Fund. The Fund reserves the right to cancel any purchase order for which payment has not been received by the third (3rd) business day following the investment.



INVESTING BY WIRE TRANSFER

         Shareholders may purchase shares of the Fund (other than initial purchases) by wire transfer. To do so, you must (i) telephone the Transfer Agent at 800-372-7827 (toll-free) (individual shareholders) or 800-635-1404 (toll-free) (broker/dealers) to advise the Transfer Agent that you would like to purchase shares of the Fund by wire transfer and then (ii) give instructions to your bank to transfer funds by wire to the following account:

               Bank Name:                 PNC Bank, Philadelphia, PA
               ABA Number:                031-0000-53
               Account Name:              Pax World High Yield Fund, Inc.
               Account No.:               85-5100-7715
               Further Credit:            Name of Shareholder and Account Number

         If you arrange for receipt by the Custodian of federal funds prior to 4:00 P.M., New York time, on a business day, you may purchase shares of the Fund as of that day.


HOW TO SELL YOUR SHARES

IN GENERAL

         You can redeem shares of the Fund at any time for cash at the NAV per share next determined after the redemption request is received in proper form by the Transfer Agent, minus a contingent deferred sales charge of one percent (1.0%) for shares redeemed within six (6) months of purchase. In some cases, however, sales are not subject to a contingent deferred sales charge, and the sale price is the NAV.



         Your redemption request must be in writing and the signature(s) on your redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution" if the proceeds of your redemption (i) exceed $10,000.00 (unless the record owner(s) has provided to the Transfer Agent a Shareholder Redemption Option form authorizing the Transfer Agent to redeem shares of the Fund upon written instructions without a signature guarantee), (ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address on the Transfer Agent's records or within thirty
(30) days after the Transfer Agent has been notified of an address change, or
(iv) are to be paid to a corporation, partnership, trust or fiduciary . An "eligible guarantor institution" includes any domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Agents Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.
         Payment for shares presented for redemption will be made by check within seven (7) days after receipt by the Transfer Agent of the certificate and/or redemption request except as indicated below. Such payment may be postponed or the right of redemption suspended at times (i) when the New York Stock Exchange is closed for other than customary weekends and holidays, (ii) when trading on such Exchange is restricted, (iii) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (ii), (iii) or (iv) exist.
         Payment for redemption of recently purchased shares will be delayed until the Fund or the Transfer Agent has been advised that the purchase check has been honored, up to fifteen (15) days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or official bank check.


REDEMPTIONS BY WRITTEN REQUEST


         If you hold shares in non-certificate form, you may request a redemption of up to $10,000 of your shares by a written request for redemption signed by all of the account owners exactly as their names appear on the account. If you hold certificates, the certificates, signed in the names(s) shown on the face of the certificates, must be received by the Transfer Agent in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930 or by overnight delivery c/o PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.



REDEMPTIONS BY TELEPHONE

         Redemptions by telephone must be in amounts of at least $1,000.00 and may not be for more than $10,000.00 in the aggregate in any thirty (30) day period. In addition, the proceeds from a telephone redemption may be paid only to the owner(s) of record and may be sent only to the address of record or a pre-authorized bank account, and cannot be made within thirty (30) days after the Transfer Agent has been notified of an address change. If there are multiple owners of record, the Transfer Agent may rely upon the instructions of only one owner of record.
         In order to redeem shares by telephone, you must authorize telephone redemptions on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at 800-372-7827 (toll-free) to execute a telephone redemption of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent redemptions, your telephone call may be recorded and you will be asked to provide your personal identification number. A written confirmation of the redemption transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES.

INVOLUNTARY REDEMPTIONS

         In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a balance of less than $250.00 due to a redemption. The Fund will give any such shareholder sixty (60) days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.

WAIVER OF SALES CHARGES


         No contingent deferred sales charges are imposed on shares of the Fund sold in exchange of shares of the Pax World Fund or the Pax World Growth Fund (but not the Pax World Money Market Fund). It is also contemplated that no contingent deferred sales charges will be imposed on shares of the Fund sold in exchange of shares of each new Pax World mutual fund. In addition, shares of the Fund may be sold at NAV, without payment of a contingent deferred sales charge, by (i) any investor provided that the amount invested by such investor in the Fund or other Pax World mutual funds totals, immediately after such sale, at least $1,000,000; (ii) any pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, IRAs, Education IRAs, Roth IRAs, SIMPLE IRAs, Simplified Employee Pension -- IRA plans and retirement and deferred compensation and annuity plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts"; (iii) trustees, officers, directors, employees (including retirees) and sales representatives of the Fund, the Adviser or certain affiliated companies, for themselves, their spouses and their dependent children; (iv) registered representatives and employees of broker-dealers having selling group agreements with the Fund, for themselves, their spouses and their dependent children; (v) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent, or (vi) at the discretion of the Board of Directors of the Fund.

         You must notify the Transfer Agent that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement.

HOW TO EXCHANGE YOUR SHARES

IN GENERAL


         As a shareholder of the Fund, you have an exchange privilege with the Pax World Fund, the Pax World Growth Fund and the Pax World Money Market Fund, subject to the minimum investment requirement of such funds. An exchange will be treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made. It is contemplated that this exchange privilege will be applicable to any new Pax World mutual funds.


EXCHANGES BY MAIL

         You may exchange shares by mail by writing to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930 or by overnight delivery c/o PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.
         If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be returned to the Transfer Agent in order for the shares to be exchanged.

EXCHANGES BY TELEPHONE

         In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at 800-372-7827 (toll-free) on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time, to exchange shares between accounts that are registered in the same names. For your protection and to prevent fraudulent exchanges, your telephone call may be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES.
         In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to the Transfer Agent at the address noted above.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS


TAXATION OF THE FUND

         The Fund is qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Accordingly, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, that it distributes to its shareholders.


TAXATION OF SHAREHOLDERS

         All dividends out of net investment income, together with distributions of net short-term capital gains, will be taxable as ordinary income to the shareholder whether or not reinvested. Any net long-term capital gains distributed to shareholders will be taxable as such to the shareholder, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum federal long-term capital gains rate for individual shareholders is currently twenty percent (20%), and the maximum federal tax rate for ordinary income is currently thirty-nine and six-tenths percent (39.6%).
         Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as (i) long-term capital gain or loss if the shares have been held more than twelve (12) months and (ii) otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six (6) months or less, will be treated as a long-term capital loss to the extent of any capital gain distributions received by the shareholder.


WITHHOLDING TAXES

         Under U.S. Treasury Regulations, the Fund is required by federal law to withhold and remit to the U.S. Treasury thirty-one percent (31%) of dividend, capital gain income and redemption proceeds, payable on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. In connection with this withholding requirement, therefore, a purchaser of the Fund's shares will be asked to certify on the Fund's application that the Social Security or tax identification number provided is correct and that such purchaser is not subject to thirty-one percent (31%) back-up withholding for previously underreporting to the Internal Revenue Service.
         Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.


DIVIDENDS AND DISTRIBUTIONS


         The Fund expects to pay dividends on net investment income, if any, monthly and to make distributions of any capital gains in excess of net capital losses at least annually. Dividends and distributions will be paid in additional Fund shares, based on the NAV at the close of business on the ex-dividend date or such other date as the Board of Directors may determine, unless the shareholder elects in writing not less than five (5) days prior to the ex-dividend date to receive (i) such dividends in cash and distributions in additional shares or (ii) such dividends and distributions in cash. Such election should be submitted to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930. The Fund will notify each shareholder after the close of the Fund's taxable year of both the dollar amount and the taxable status of that year's dividends and distributions on a per share basis.

         When the Fund goes "ex-dividend", its NAV is reduced by the amount of the dividend or distribution. If you buy shares just prior to the ex-dividend date, the price you pay will include the dividend or distribution and a portion of your investment will be returned to you as a taxable distribution. You should, therefore, consider the timing of dividends when making your purchases.


                              SHAREHOLDER SERVICES

         The Fund offers investors the following special programs:

                  AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For your convenience, all dividends and distributions, if any, will be automatically reinvested in additional full and fractional shares of the Fund at the NAV prevailing at the close of business on the ex-dividend date unless and until you notify the Transfer Agent in writing at least five (5) days prior to such ex-dividend date that you elect to receive (i) such dividends in cash and distributions in additional shares or (ii) such dividends and distributions in cash. Stock certificates will not be physically issued on reinvestment of such dividends and distributions, but a record of the shares purchased will be added to your account and a confirmation of such reinvestment will be sent to you by the Transfer Agent.

                  AUTOMATIC INVESTMENT PLAN. Under the Fund's Automatic Investment Plan, you may make regular monthly or quarterly purchases of the Fund's shares via an automatic debit to a bank account. For additional information about this service, you may contact the Transfer Agent directly at 800-372-7827 (toll-free) between the hours of 8:00 A.M. and 6:00 P.M., New York time.

                  TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans and accounts, including IRAs, Education IRAs, Roth IRAs, SIMPLE IRAs, Simplified Employee Pension IRA plans and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code, are available through the Fund. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from the Fund or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

                  SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders, which provides for monthly, bi-monthly, quarterly or semi-annual checks. Shares of the Fund which are redeemed within six (6) months of purchase pursuant to the systematic withdrawal plan, however, are subject to a one percent (1.0%) contingent deferred sales charge.

                  REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and one annual prospectus per household.

                  You may request additional copies of such reports by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853, telephoning the Fund at 800-767-1729 (toll-free), visiting the Fund's web site at HTTP://WWW.PAXFUND.COM or visiting the SEC's web site at HTTP://WWW.SEC.GOV for such purpose. In addition, monthly unaudited financial data is available upon request from the Fund.

                  SHAREHOLDER INQUIRIES. Inquiries should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930, or by telephone at 800-372-7827 (toll-free) or, from outside the United States, at 302-791-2844 (collect).


                            THE PAX WORLD FUND FAMILY


         Pax World Management Corp. currently offers four mutual funds designed to meet your individual needs -- the Pax World Fund, Pax World Growth Fund, Pax World High Yield Fund and Pax World Money Market Fund. We invite you to review the investment options available through our family of funds. For more information on the Pax World Fund Family, including charges and expenses, contact your financial adviser or telephone the Fund at 800-767-1729 (toll-free) for a free prospectus. Read the prospectus carefully before you invest or send money.



                             ADDITIONAL INFORMATION


         YEAR 2000. As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Adviser is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. Although the Adviser does not anticipate that the year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Fund. In addition, investors should be aware that issuers of securities held by the Fund may not be year 2000 compliant and issuers of foreign securities held by the Fund may be more vulnerable to year 2000 compliance problems than issuers of domestic securities and that both of these factors may adversely affect the value of the Fund's portfolio.



New Account Application - Pax World High Yield Fund, Inc.                            Broker/Dealer Name & No. ________________
Do not use this application to open an IRA or other retirement account.              Branch No. & Address_____________________
Please call 1-800-767-1729 if you need a retirement application.                     Representative's Name & No._______________

Please mail to: Pax World Fund Family
P.O. Box 8930, Wilmington, DE 19899-8930


1.       Type of Account (check one)

                  Individual                         _____ Joint Tenants                          _____Gift/Transfer to a Minor
                  Complete A only                          Complete A & B only                         Complete C only


                  Trust                              _____Corporation                             _____Partnership or Other Entity
                  Complete D only                         Complete E only                              Complete E only


         A.       ______________________________________________________________________________________________________________
                  First Name, Middle Name, Last Name             Social Security Number                    Birthdate (mm dd yy)
                                                                 (Required to open your account)

         B.       ______________________________________________________________________________________________________________
                  First Name, Middle Name, Last Name             Social Security Number                    Birthdate (mm dd yy)
                                                                  (Required to open your account)

                  Joint Tenants will have rights of survivorship unless otherwise specified.

         C.       Custodian's Name (only one permitted)_______________________________________________________
                  as custodian for Minor's Name (only one permitted)__________________________________________
                  under the __________ Uniform Gift to Minors Act, or __________ Uniform Transfer to Minors Act.

                  ___________________________________________          ________________________________________
                  Minor's Social Security Number                       Birthdate (mm dd yy)
                  (Required to open your account)

         D.       Name of Trustee_____________________________         Name of Second Trustee (if any)__________________________

                  Name of Trust_________________________________________________________________________________________________

                  ____________________________________________                  ________________________________________________
                  Date of Trust (mm dd yy)                                      Taxpayer Identification Number
                                                                                (Required to open your account)

         E.       ______________________________________________________________________________________________________________
                  Name of Corporation or other entity.  If other entity, please specify type in the space below, e.g., partnership, club, etc.

                  ____________________________________________                  ________________________________________________
                  Taxpayer Identification Number                                Business Type
                  (Required to open your account)




                                      -27-



2.       Your Mailing Address

         Street Address and Apartment or Box Number_________________________________________________________

         City_________________________  State_________________________  Zip Code___________________________

         I am a citizen of ___ U.S. ___ Other ________________________       (___)______________     (___)___________________
                                                Please Specify Country       Area Code Day Phone      Area Code Evening Phone

3.       Your Initial Investment (Minimum $250.)

         I have enclosed a check (do not send cash) made payable to Pax World High Yield Fund, Inc.
         $ Amount ($250 minimum)____________________

4.       Choose How You Wish to Receive Any Dividends and Capital Gains. If not completed, Option A will be assigned.

         A.       _____ I would like all dividends and capital gains reinvested in my account.
         B.       _____ I would like all dividends and capital gains paid to me in cash.
         C.       _____ I would like all dividends paid to me in cash and capital gains reinvested in my account.

5.       Account Options

         A.       Please check the options you wish to add to your account.

                  _____    Telephone Exchange - Allows you to move funds between identically registered Pax World accounts.

                  _____ Telephone Purchase and Redemption - Check this box and complete Section B below to opt for Telephone
                           Purchase, and to allow Telephone Redemptions to be electronically transmitted to your bank account. If the box is checked and Section B is not completed, Telephone Purchases will not be accepted and Telephone Redemptions will be sent to the address of record on your account.

                           _____ Check here if you want your Representative of Record to have authority to give instructions for Telephone Exchanges,
                                    Purchases, and Redemptions. The name of your current representative for third party administration is:___________________________

                  _____ Shareholder Redemption Option - Authorizes the Fund and its transfer agent to waive the signature guarantee requirement for written redemption requests over $10,000 in the aggregate (up to $10,000 may be obtained with just your signature(s)).

                  _____    Exemptions from Sales Charges - Do you claim that this account is exempt from the contingent
                           deferred sales charges?             _____Yes         _____No

                           If YES, state the basis for the exemption:

                                    _____   This investment is by a qualified pension, profit sharing, employee benefit or other similar plan;

                                    _____   Other _______________________________________________________________________

                  _____ Automatic Investment (Section B is required for this option) - Allows you to invest automatically each month or quarter by electronically debiting your checking or savings account. Funds are transferred via the Automated Clearing House (ACH) system, and the plan takes approximately 20 days to go into effect. Please invest $__________ (minimum $50) on the 20th day of every _____ month _____ quarter, beginning in the month of __________.

                           I hereby authorize the Fund and its transfer agent to honor instructions processed under the above-selected account options to purchase/exchange/redeem shares, when directed and as specified, by transmitting the proceeds, if applicable, to me at my address of record or debiting/crediting my preauthorized bank account.
                           I hereby ratify any such instructions and agree to indemnify the Fund and its transfer agent from any loss, liability, cost, damage and expense for



                                      -28-





                           acting upon such instructions. I understand that if I submit a change of address, certain privileges will be suspended for a period of 30 days, and that all checks will be issued in the name(s) of all registered owner(s).

         B. Please provide your bank account information.

                  Please attach a voided unsigned check or savings deposit slip for the bank account to be used in conjunction with electronic
                  (ACH) transactions.

                  Bank Name_____________________________________________________________________________

                  Name on Bank
                  Account___________________________________________________________________
                  (Note: One common name must appear on both your Pax World
                  account registration and bank account registration).

                  Your Bank Account Number________________________             This is a _____Checking _____ Savings Account

                  As a convenience to me, you are hereby requested and authorized to pay and charge to my account debits drawn on my account by and payable to the order of Pax World High Yield
                  Fund. This authority is to remain in effect until revoked by me in writing and, until you actually receive such notice, I agree you shall be fully protected in honoring any such check.
                  I further agree that if any such check is dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.
                  This option, if exercised, shall become a part of the account application and the terms, representations and conditions thereof.

                  Your Signature______________________                 Signature (If Joint Account)_________________________

6.       Your Signature

         All registered owners or legal representatives must sign this section before the Fund can open your account.

         The undersigned warrant(s) that the undersigned has (have) full authority and is (are) of legal age to purchase shares of the Fund and has (have) received and read a current Prospectus of the Fund and agree(s) to its terms. The Fund and its transfer agent will not be liable for acting upon instructions or inquiries believed to be genuine.

         Taxpayer Identification Number Certification: As required by Federal law, I/we certify under penalties of perjury that (1) the Social
         Security Number or Taxpayer Identification Number listed above is correct, and (2) I/WE HAVE NOT been notified by the IRS that I/we are subject to backup withholding. It is understood that failure to supply correct numbers above may subject me/us to a penalty of $50 for each failure. Check this box if you ARE subject to 31% backup withholding. _____

_____    I/we do not have a SSN or TIN, but have applied for one and will provide it within 60 days.  I/we understand that failure to do so will result in a 31% backup withholding.

         Signature________________________  Date__________  Signature________________________  Date__________


<-  Unfold Here for New Account Application

NEW ACCOUNT INSTRUCTIONS

1.  Type of Account. An account may be registered as only one of the following:

     * Individual                              Supply the Social Security
     * Joint Tenants                           Number of the registered
     * A Custodial Account under the           account owner who is to be
       Uniform Gifts to Minors Account         Taxes

     * A Trust                                 Supply the Taxpayer identifi-
     * A Corporation, Partnership,             cation Number of the legal
        Organization, Fiduciary, etc.          Entity or organization that will
                                               report income and/or gains.

    Please check the box that corresponds to the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

2. Your Mailing Address. Please complete all information requested as it is required to open your account.

3. Your Initial Investment. An initial investment of at least $250 is required to open an account. Additional purchases must be at least in the amount of $50.

4. Receiving Your Dividends and Capital Gains. Check the option you prefer for receiving your dividend and capital gain distributions. If you do not select an option, all dividends and capital gains will be reinvested in your account.

5. Exemptions From Contingent Deferred Sales Charges. If you claim that your account is exempt from the 1% contingent deferred sales charge levied on shares sold within six months of purchase, check the "Yes" box, and other applicable box(es); otherwise, check the "No" box.

6. Account Options. In this section, you can authorize telephone privileges for yourself and/or your representative of record. With the Fund's Automatic Investment Plan, you can have $50 or more automatically withdrawn from your bank account and invested in your Pax World account monthly or quarterly. If you are electing an option that involves the electronic transfer of funds, be sure to provide the bank account information in Section B. If possible, please attach a voided check or deposit slip for the bank account that is to be debited/credited.

7. Your Signature(s). Please be sure to sign this application. If the account is registered in the name of:

                  * an individual - the individual must sign.
                  * joint tenants - both must sign.
                  * a custodian for a minor -the custodian must sign.
                  * a trustee or other fiduciary - the fiduciary(s) must sign and indicate capacity.

                  * a corporation or other organization - an officer must sign and indicate capacity.

Any questions? Call a Pax World Fund Family service representative at 1-800-767-1729 (toll free) for assistance.

Please return your completed application in the self-addressed envelope. If envelope is missing, mail to:

                  Pax World Fund Family
                  P.O. Box 8930
                  Wilmington, DE 19899-8930

                                                      PAX WORLD HIGH YIELD FUND
                                                      PROSPECTUS & APPLICATION


                        [PAX WORLD HIGH YIELD FUND LOGO]

                            PROSPECTUS & APPLICATION

                               ____________, 1999

     Pax World High Yield Fund                         [PAX WORLD HIGH YIELD FUND
     A Diversified High Yield Fund                              [LOGO]
                                                             222 State Street
     Investment Adviser-                                 Portsmouth, NH 03801-3853
     Pax World Management Corp.                           HTTP://WWW.PAXFUND.COM
     222 State Street
     Portsmouth, NH 03801-3853
                                                 For General Fund Information, please call:
     Transfer and Dividend Disbursing Agent-                  1-800-767-1729
     PFPC, Inc.
     P.O. Box 8950                                   For Shareholder Account Information,
     Wilmington, DE 19899-8950                                  please call:
                                                              1-800-372-7827
     General Counsel-
     Bresler Goodman & Unterman, LLP                   For Broker Services, please call:
     521 Fifth Avenue                                          1-800-635-1404
     New York, NY 10175
                                                All Account Inquiries should be addressed to:
     Independent Auditors-                                Pax World Fund Family
     Pannell Kerr Forster PC                                  P.O. Box 8930
     125 Summer Street                                  Wilmington, DE 19899-8930
     Boston, MA 02110-2326



         Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated the date hereof, and in the Fund's annual and semi-annual reports to shareholders, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above, or by visiting the Fund's web site at HTTP://WWW.PAXFUND.COM. In addition, you will find in the Fund's annual report a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SEC maintains a web site (HTTP://WWW.SEC.GOV) that contains the Statement of Additional Information, the Fund's annual and semi-annual reports to shareholders, and other reports and information regarding the Fund which have been filed electronically with the SEC. In addition, information about the Fund may be obtained at a reasonable charge from the Public Reference Section of the SEC or may be examined, without charge, at the Public Reference Room at the office of the SEC in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330 (toll-free).

Investment Company Act file no.: ________________

                                     PART B








                         PAX WORLD HIGH YIELD FUND, INC.

                   222 State Street, Portsmouth, NH 03801-3853
                For shareholder account information: 800-372-7827
                       Portsmouth, NH office: 800-767-1729
                                              603-431-8022
                         Website: http://www.paxfund.com




                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED __________, 1999





          This Statement of Additional Information is not a Prospectus
          and should be read in conjunction with the Fund's Prospectus dated the date hereof to which it relates,
       a copy of which may be obtained by writing to the Fund at 222 State
           Street, Portsmouth, NH 03801-3853, telephoning the Fund at
            800-767-1729 (toll-free), visiting the Fund's web site at
   http://www.paxfund.com or visiting the Securities and Exchange Commission's web site at http://www.sec.gov for such purpose.

                                TABLE OF CONTENTS


                                                                            Page
FUND HISTORY................................................................ 3
INVESTMENT OBJECTIVE, STRATEGIES AND PHILOSOPHY............................  3
         Investment Objective............................................... 3
         Investment Strategies.............................................. 3
         Investment Philosophy.............................................. 4
INVESTMENTS AND SPECIAL CONSIDERATIONS; RISK FACTORS........................ 5
         Asset-Backed Securities............................................ 5
         Bank Debt.......................................................... 5
         Forward Foreign Currency Exchange Contracts........................ 6
         Illiquid and Restricted Securities................................. 6
         Lending of Securities.............................................. 7
         Options on Foreign Currencies...................................... 8
         Options on Futures Contracts....................................... 8
         Options on Securities.............................................. 9
         Options on Securities Indices...................................... 10
         Position Limits...................................................  11
         Real Estate Investment Trusts.....................................  11
         Repurchase Agreements.............................................  11
         Segregated Accounts...............................................  11
         Short Sales Against-the-Box.......................................  11
         Short-term Investments............................................  12
         U.S. Government Agency and/or Instrumentality Securities..........  12
         When-Issued and Delayed Delivery Securities.......................  13
INVESTMENT RESTRICTIONS....................................................  13
MANAGEMENT OF THE FUND.....................................................  15
INVESTMENT ADVISORY AND OTHER SERVICES.....................................  19
         Adviser...........................................................  19
         Distribution......................................................  21
         Custodian, Transfer and Dividend Disbursing Agent
                  and Independent Accountants..............................  22
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................  22
NET ASSET VALUE............................................................  23
CALCULATION OF PERFORMANCE DATA............................................  24
         Average Annual Total Return.......................................  24
PURCHASE, REDEMPTION AND EXCHANGE OF FUND SHARES...........................  25
         Purchase of Shares................................................  25
                  In General...............................................  25
         Sale of Shares....................................................  26
                  In General...............................................  26
                  Involuntary Redemption...................................  26
                  Waiver of Sales Charges..................................  26
         Exchange of Shares................................................  27
TAXES    ..................................................................  27
SHAREHOLDER SERVICES.......................................................  28
         Automatic Reinvestment of Dividends and/or Distributions..........  28
         Automatic Investment Plan.........................................  29

         Tax-Deferred Retirement Plans and Accounts........................ 29
         Systematic Withdrawal Plans....................................... 29
         Reports to Shareholders........................................... 30
         Shareholder Inquiries............................................. 30
FINANCIAL STATEMENTS.......................................................  -



                                  FUND HISTORY


         Pax World High Yield Fund, Inc. (the "Fund") is a socially responsible, open-end, diversified management investment company which was incorporated under the laws of the State of Delaware on June 15, 1999.



                        INVESTMENT OBJECTIVE, STRATEGIES
                                 AND PHILOSOPHY


INVESTMENT OBJECTIVE


         The Fund's primary investment objective is to seek high current income. The Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the Fund's primary objective of seeking high current income.



INVESTMENT STRATEGIES


         Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in fixed income securities (such as bonds, notes and debentures), and at least sixty-five percent (65%) of its total assets in high yield, fixed income securities rated BB or lower by Standard & Poor's Ratings Group or Ba or lower by Moody's Investors Service and securities either similarly rated by another major rating service or unrated securities which are, in the opinion of Pax World Management Corp. (the "Adviser"), of comparable quality (commonly referred to as "junk bonds"). In addition, the Fund anticipates that the average weighted maturity of the fixed income securities in its portfolio will be ten (10) years or less.
         The Fund may also invest in (i) common stocks and other equity-related securities, including equity securities that were attached to or included in a unit with high yield fixed income securities at the time of purchase, convertible securities and preferred stock, (ii) zero coupon, pay-in-kind and deferred payment securities, and (iii) debt and equity securities of foreign issuers which the Adviser believes may provide higher yields and/or have greater liquidity than securities of domestic issuers which have similar maturities and quality. In addition, the Fund may use derivative instruments to try to manage investment risks or increase income by trying to predict whether the underlying investment - a security, market index, currency, interest rate, or some other benchmark - will go up or down.
         In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The Adviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and whether the price of the issuer's security is undervalued or overvalued.


         The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons- related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies.

         The Fund reserves the right to hold temporarily other types of securities without limit, including commercial paper, bankers' acceptances, high quality money market securities or cash (foreign currencies or United States dollars) and securities issued by the Pax World Money Market Fund, Inc. (a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund), in such proportions as, in the opinion of the Adviser, prevailing market, economic or political conditions warrant. The Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.



INVESTMENT PHILOSOPHY


         Consistent with its social criteria, the Fund seeks investments in companies that produce goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. By way of illustration, the Fund will invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, publishing, retail, technology and telecommunications, among others. The Fund's portfolio will consist primarily of companies located in the United States.

         The policy of the Fund is to exclude from its portfolio securities of
(i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20301) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.
         In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the companies whose securities are included in the portfolio. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund.
         If it is determined after the initial purchase by the Fund that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such company will be eliminated from the portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination,
(ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will such security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.
         There can be no assurance that the Fund's investment objective will be achieved.

                     INVESTMENTS AND SPECIAL CONSIDERATIONS;
                                  RISK FACTORS


ASSET-BACKED SECURITIES

         The Fund may invest in asset-backed securities ("ABSs"). An ABS represents an interest in a pool of assets such as receivables from credit card loans, automobile loans and other trade receivables. Changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement will all affect the value of the ABS, as will the exhaustion of any credit enhancement. The risks of investing in ABSs ultimately will depend upon the payment of the consumer loans by the individual borrowers. In its capacity as purchaser of the ABS, the Fund will generally have no recourse to the entity that originated the loans in the event of default by the borrower. In addition, the loans underlying the ABSs are subject to prepayments, which may shorten the weighted average life of such securities and may lower their return.

BANK DEBT

         The Fund may invest in bank debt which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, are generally arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"), including banks. The Fund's investment may be in the form of participations in loans ("Participations") or of assignments of all or a portion of loans from third parties ("Assignments").
         Participations differ both from the public and private debt securities typically held by the Fund and from Assignments. In Participations, the Fund has a contractual relationship only with the Lender, not with the borrower. As a result, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. In Assignments, by contrast, the Fund acquires direct rights against the borrower, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.
         Investments in Participations and Assignments otherwise bear risks common to other debt securities, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for loan interests sold because they are illiquid. The Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Fund may enter into forward foreign currency exchange contracts in limited circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.
         Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (the "Custodian"), the Fund's custodian, will place cash or liquid securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.
         The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.
         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.
         Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

ILLIQUID AND RESTRICTED SECURITIES

         The Fund may not invest more than fifteen percent (15%) of its net assets in repurchase agreements which have a maturity of longer than seven (7) days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven (7) days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven (7) days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid for the purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers;
(iii) dealer undertakings to make a market in the security, and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

LENDING OF SECURITIES

         Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate twenty percent (20%) of the value of the Fund's total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

         A loan may be terminated by the borrower on one business days' notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

         Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

OPTIONS ON FOREIGN CURRENCIES

         Options on foreign currencies involve the currencies of two nations and therefore, developments in either or both countries affect the values of options on foreign currencies. Risks include those described in under "Investments and Special Considerations; Risk Factors - Foreign Securities," above, and include government actions affecting currency valuation and the movements of currencies from one country to another.

OPTIONS ON FUTURES CONTRACTS

         The Fund may enter into options on futures contracts for certain bona fide hedging, risk management and return enhancement purposes. This includes the ability to purchase put and call options and write (i.e., sell) "covered" put and call options on futures contracts that are traded on commodity and futures exchanges.
         If the Fund purchases an option on a futures contract, it has the right but not the obligation, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call or a short position if the option is a put) at a specified exercise price at any time during the option exercise period.
         Unlike purchasing an option, which is similar to purchasing insurance to protect against a possible rise or fall of security prices or currency values, the writer or seller of an option undertakes an obligation upon exercise of the option to either buy or sell the underlying futures contract at the exercise price. A writer of a call option has the obligation upon exercise to assume a short futures position and a writer of a put option has the obligation to assume a long futures position. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract at exercise exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If there is no balance in the writer's margin account, the option is "out of the money" and will not be exercised. The Fund, as the writer, has income in the amount it was paid for the option. If there is a margin balance, the Fund will have a loss in the amount of the balance less the premium it was paid for writing the option.
         When the Fund writes a put or call option on futures contracts, the option must either be "covered" or, to the extent not "covered," will be subject to segregation requirements. The Fund will be considered "covered" with respect to a call option it writes on a futures contract if the Fund owns the securities or currency which is deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option. A Fund will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option.
         To the extent the Fund is not "covered" as described above with respect to written options, it will segregate and maintain for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned futures. If the Fund writes a put option that is not "covered," the segregated amount would have to be at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund) with respect to such option.


OPTIONS ON SECURITIES

         The Fund may purchase and write (i.e., sell) put and call options on securities that are traded on U.S. or foreign securities exchanges or that are traded in the over-the-counter markets.
         A call option is a short-term contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.
         A put option is a similar contract which gives the purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price.
         A call option written by the Fund is "covered" if (i) the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or (ii) the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other liquid high-grade debt obligations in a segregated account with the Custodian.
         A put option written by the Fund is "covered" if the Fund maintains cash, U.S. Government securities or other liquid high-grade debt obligations with a value equal to the exercise price in a segregated account with the Custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
         The Fund may also purchase a "protective put," i.e., a put option acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on stock indices, as described below.
         The Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. The Fund does not intend to purchase options on equity securities if the aggregate premiums paid for such outstanding options would exceed five percent (5%) of the Fund's total assets.

OPTIONS ON SECURITIES INDICES

         In addition to options on securities, the Fund may also purchase and sell put and call options on securities indices traded on U.S. or foreign securities exchanges or traded in the over-the-counter markets. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the multiplier). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. All settlements on options on indices are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.
         The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of One Hundred (100) means that a one-point difference will yield One Hundred Dollars ($100.00). Options on different indices may have different multipliers. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities or borrow in order to satisfy the exercise.
         Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of security prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices would be subject to the investment adviser's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.
         The distinctive characteristics of options on indices create certain risks that are not present with stock options.
         Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses to the Fund. It is the Fund's policy to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.
         The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.
         The Fund will write put options on stock indices and foreign currencies only if they are covered by segregating with the Fund's Custodian an amount of cash, U.S. Government securities, or liquid assets equal to the aggregate exercise price of the puts. The Fund does not intend to purchase options on securities indices if the aggregate premiums paid for such outstanding options would exceed ten percent (10%) of the Fund's total assets.


POSITION LIMITS

         Transactions by the Fund in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including NASDAQ) governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. An exchange, board of trade or other trading facility may order the liquidation of positions in excess of these limits, and it may impose certain other sanctions.

REAL ESTATE INVESTMENT TRUSTS

         The Fund may purchase real estate investment trusts ("REITs"). REITs are investment vehicles that invest primarily in either real estate or real estate loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or security mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the management skill of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate.

REPURCHASE  AGREEMENTS

         The Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Fund's Board of Directors. The Adviser will monitor the creditworthiness of such parties, under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

SEGREGATED ACCOUNTS

         When the Fund is required to segregate assets in connection with certain hedging transactions, it will maintain cash or liquid assets in a segregated account. "Liquid assets" mean cash, U.S. Government securities, equity securities, debt obligations or other liquid, unencumbered assets marked-to-market daily, including foreign securities, high yield fixed income securities and distressed securities.

SHORT SALES AGAINST-THE-BOX

         The Fund may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

SHORT-TERM INVESTMENTS

         When conditions dictate a defensive strategy, the Fund may temporarily invest in money market instruments, including commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks and repurchase agreements (described more fully above). Such investments may be subject to certain risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and foreign exchange controls or other restrictions.

U.S. GOVERNMENT AGENCY AND/OR INSTRUMENTALITY SECURITIES

         The Fund may invest in securities issued by U.S. Government agencies or instrumentalities, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association, other than the U.S. Treasury. These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality issuing or guaranteeing the obligation does not meet its commitments. Obligations of the Government National Mortgage Association, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. Securities in which the Fund may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association, the Student Loan Marketing Association and Resolution Funding Corporation, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.
         In connection with its commitment to assist in the development of housing, the Fund may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages, e.g., Government National Mortgage Association and Federal Home Loan Mortgage Corporation certificates. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Fund's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. The Fund's ability to invest in high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.
         The Fund may invest in both Adjustable Rate Mortgage Securities, which are pass-through mortgage securities collateralized by adjustable rate mortgages, and Fixed-Rate Mortgage Securities, which are collateralized by fixed-rate mortgages.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         From time to time, in the ordinary course of business, the Fund may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. The Fund will limit such purchases to those in which the date for delivery and payment falls within one hundred twenty (120) days of the date of the commitment. The Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund's Custodian will maintain, in a separate account of the Fund, cash, U.S. Government securities or other liquid high-grade debt obligations having a value equal to or greater than such commitments. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.


                             INVESTMENT RESTRICTIONS

         The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) sixty-seven percent (67%) of the shares represented at a meeting at which more than fifty percent (50%) of the outstanding voting shares are present in person or represented by proxy or (ii) more than fifty percent (50%) of the outstanding voting shares.

         The Fund may not:

         1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

         2. Make short sales of securities or maintain a short position if, when added together, more than twenty-five percent (25%) of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the- box" are not subject to this limitation.

         3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to twenty percent (20%) of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

         4. Purchase any security if as a result: (i) with respect to seventy-five percent (75%) of the Fund's total assets, more than fifteen percent (15%) of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, other than the Pax World Money Market Fund, Inc. (the "Pax World Money Market Fund"),
                  (ii) more than twenty-five percent (25%) of the Fund's total assets (determined at the time of the investment) would be invested in a single industry, or (iii) the Fund would own more than ten percent (10%) of the outstanding voting securities of a single issuer, other than the Pax World Money Market Fund.

         5. Purchase any security if, as a result, the Fund would then have more than fifteen percent (15%) of its total assets (determined at the time of investment) invested in securities of companies (including predecessors) less than three (3) years old, except that the Fund may invest in securities issued by the Pax World Money Market Fund, the securities of any U.S. Government agency or instrumentality (other than the U.S. Treasury), and in any security guaranteed by such an agency or instrumentality, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association.

         6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

         7. Buy or sell commodities or commodity contracts. (For the purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

         8. Act as underwriter except to the extent that, (i) in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws, and (ii) the Fund may invest up to five percent (5%) of the value of its assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act. The Fund's position in such restricted securities may adversely affect the liquidity and marketability of such restricted securities and the Fund may not be able to dispose of its holdings in these securities at reasonable price levels. The Fund has not adopted a fundamental investment policy with respect to investments in restricted securities. See "Investments and Special Considerations; Risk Factors -- Illiquid and Restricted Securities" above.

         9. Make investments for the purpose of exercising control or management.

         10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

         11. Make loans, except that the Fund may enter into repurchase transactions with parties meeting creditworthiness standards approved by the Fund's Board of Directors. See "Investments and Special Considerations; Risk Factors - Repurchase Agreements" above.

         12. Invest more than forty percent (40%) of the value of its assets in securities of foreign issuers.

In order to comply with certain "blue sky" restrictions, the Fund will not as a matter of operating policy:

         1.       Invest in oil, gas and mineral leases.

         2. Invest in securities of any issuer if, to the knowledge of the Fund, any Officer or Director of the Fund or the Adviser owns more than one-half of one percent (.5%) of the outstanding securities of such issuer, and such Officers and Directors who own more than one-half of one percent (.5%), own in the aggregate more than five percent (5%) of the outstanding securities of such issuer.

         3. Purchase warrants if, as a result, the Fund would then have more than five percent (5%) of its assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange will be limited to two percent (2%) of the Fund's net assets (determined at the time of investment). For purposes of this limitation, warrants acquired in units or attached to securities are deemed to be without value.

         Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset value will not be considered a violation of such policy.


                             MANAGEMENT OF THE FUND

         The officers of the Fund are responsible for the day-to-day operations of the Fund and the Board of Directors of the Fund, in addition to overseeing the Adviser, is responsible for the general policy of the Fund. The Board of Directors meets four (4) times per year, reviews portfolio selections and bonding requirements, declares dividends, if any, and reviews the activities of the executive officers of the Fund.

Such activities are consistent with their fiduciary obligations as directors under the General Corporation Law of the State of Delaware. The Adviser furnishes daily investment advisory services.


         The following table reflects the name and address, position held with the Fund and principal occupation during the past five (5) years for those persons who are the officers and directors of the Fund.





--------------------------------------------------------------------------------------------------------------------------------
                                            POSITION(S) HELD
NAME, ADDRESS AND AGE                       WITH THE FUND        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Carl H. Doerge, Jr.                         Director (since      Director, Pax World Fund, Incorporated (1998-present);
867 Remsen Lane                             1999)                Director, Pax World Growth Fund, Inc. (1997-present);
Oyster Bay, NY 11771***; (61)                                    Private investor (1995-present); Executive Vice President
                                                                 and Managing Director, Smith Barney (1971-1995)

--------------------------------------------------------------------------------------------------------------------------------
Thomas W. Grant                             President; Director  President, Pax World Money Market Fund, Inc. (1998-
14 Wall Street                              (since 1999)         present); President, Pax World Growth Fund, Inc. (1997-
New York, NY 10005*/**; (58)                                     present); Vice Chairman of the Board, Pax World Fund,
                                                                 Incorporated (1996-present); President, Pax World
                                                                 Management Corp. (1996-present); President, H.G.
                                                                 Wellington & Co., Inc. (1991-present)

--------------------------------------------------------------------------------------------------------------------------------
Anita D. Green                              Assistant            Co-Treasurer, Pax World Fund, Incorporated (1998-
c/o Pax World Management Corp.              Treasurer (since     present); Assistant Treasurer, Pax World Growth Fund,
222 State Street                            1999)                Inc. (1997-present); Manager-Shareholder Services for the
Portsmouth, NH 03801-3853; (35)                                  Pax World Fund Family, Pax World Management Corp.
                                                                 (1990-present)

--------------------------------------------------------------------------------------------------------------------------------
John L. Kidde                               Director (since      Director, Pax World Growth Fund, Inc. (1997-present);
c/o KDM Development Corporation             1999)                President, KDM Development Corporation (1988-present)
209 Cooper Avenue, Suite 5-D
Upper Montclair, NJ 07043; (65)

--------------------------------------------------------------------------------------------------------------------------------

James M. Large, Jr.                         Director (since      Chairman Emeritus, Dime Bancorp, Inc. (1998-present);
c/o Dime Bancorp, Inc.                      1999)                Chairman, Dime Bancorp, Inc.  (1997); Chairman and
589 Fifth Avenue                                                 Chief Executive Officer, Dime Bancorp, Inc. (1995-1996);
New York, NY 10017***; (67)                                      Chairman and Chief Executive Officer, Anchor Savings
                                                                 Bank / Anchor Bancorp (1989-1995)


--------------------------------------------------------------------------------------------------------------------------------
James M. Shadek                             Treasurer (since     Treasurer, Pax World Growth Fund, Inc. (1997-present);
14 Wall Street                              1999)                Senior Vice President for Social Research, Pax World
New York, NY 10005*; (46)                                        Management Corp. (1996-present); Account Executive,
                                                                 H.G. Wellington & Co., Inc. (1986-present)

--------------------------------------------------------------------------------------------------------------------------------
Laurence A. Shadek                          Chairman of the      Executive Vice President, Pax World Money Market Fund,
14 Wall Street                              Board; Director      Inc. (1998-present); Chairman of the Board, Pax World


                                      -16-




--------------------------------------------------------------------------------------------------------------------------------
New York, NY 10005*/**; (49)                (since 1999)         Growth Fund, Inc. (1997-present); Chairman of the Board,
                                                                 Pax World Fund, Incorporated (1996-present); Chairman
                                                                 of the Board, Pax World Management Corp. (1996-
                                                                 present); Executive Vice President, H.G. Wellington &
                                                                 Co., Inc. (1986-present)


--------------------------------------------------------------------------------------------------------------------------------
Janet Lawton Spates                         Assistant            Co-Treasurer, Pax World Fund, Incorporated (1998-
c/o Pax World Management Corp.              Treasurer (since     present); Assistant Treasurer, Pax World Growth Fund,
222 State Street                            1999)                Inc. (1997-present); Operations Manager for the Pax
Portsmouth, NH 03801-3853; (29)                                  World Fund Family, Pax World Management Corp. (1992-
                                                                 present)

--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------

Lee D. Unterman                             Secretary (since     Secretary, Pax World Growth Fund, Inc. (1997-present);
c/o Bresler, Goodman & Unterman, LLP        1999)                Secretary, Pax World Fund, Incorporated (1997-present);
521 Fifth Avenue                                                 Partner, Bresler Goodman & Unterman, LLP, New York,
New York, NY 10175; (49)                                         NY (1997-present); Partner, Broudy & Jacobson, New
                                                                 York, NY (1988-1997)

--------------------------------------------------------------------------------------------------------------------------------

Esther J. Walls                             Director (since      Director, Pax World Fund, Inc. (1981-present); Associate
Apartment 29-J                              1999)                Director of Libraries, State University of New York, Stony
160 West End Avenue                                              Brook, Long Island, NY (1974-1990)
New York, NY 10023; (73)

---------------------------------------------------  -------------------  ------------------------------------------------------

* Designates an "Interested" officer or director, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), by reason of his or her affiliation with the Adviser.
** Designates a member of the Investment Committee. The Investment Committee has the responsibility of overseeing the investments of the Fund.
*** Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance.

         No person owns of record or beneficially five percent (5%) or more of the outstanding Common Stock of the Fund (except the Adviser which owns all of the issued and outstanding shares of the Common Stock of the Fund as of the date hereof as a result of its initial capital contribution to the Fund) and all officers and directors as a group own less than one percent (1%) of the outstanding Common Stock of the Fund.
         Certain directors and officers of the Fund are also directors and officers of Pax World Fund, Incorporated and Pax World Growth Fund, Inc., two other investment companies managed by the Adviser, and the Pax World Money Market Fund, a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund. None of the officers or directors are related to one another by blood, marriage or adoption, except that Laurence A. Shadek and James M. Shadek are brothers.


                                                Compensation Table

-------------------------------------------------------------------------------------------------------------------------------
    Name of Person,             Aggregate              Pension or           Estimated Annual        Total Compensation
       Position             Compensation from      Retirement Benefits        Benefits upon         from Fund and Fund
                           Fund (estimated for     Accrued As Part of          Retirement            Complex Paid to
                           the period from the        Fund Expenses                                Directors (estimated
                           date hereof through                                                     for the period from
                                12/31/99)                                                            the date hereof
                                                                                                    through 12/31/99)
-------------------------------------------------------------------------------------------------------------------------------
Carl H. Doerge, Jr.,            $1,000.00                 -----                   -----                 $11,000.00
Director

-------------------------------------------------------------------------------------------------------------------------------
Thomas W. Grant,
President and Director            $300.00                 -----                   -----                  $2,300.00

-------------------------------------------------------------------------------------------------------------------------------
Anita D. Green,                   -----                   -----                   -----                   -----
Assistant Treasurer

-------------------------------------------------------------------------------------------------------------------------------
John L. Kidde,
Director                        $1,000.00                 -----                   -----                 $6,000.00

-------------------------------------------------------------------------------------------------------------------------------
James M. Large, Jr.,            $1,000.00                 -----                   -----                 $1,000.00
Director

-------------------------------------------------------------------------------------------------------------------------------
James M. Shadek,                  -----                   -----                   -----                   -----
Treasurer

-------------------------------------------------------------------------------------------------------------------------------
Laurence A. Shadek,
Chairman of the                   $300.00                 -----                   -----                 $2,300.00
Board and Director

-------------------------------------------------------------------------------------------------------------------------------
Janet Lawton Spates,              -----                   -----                   -----                   -----
Assistant Treasurer

-------------------------------------------------------------------------------------------------------------------------------
Lee D. Unterman,                  -----                   -----                   -----                   -----
Secretary

-------------------------------------------------------------------------------------------------------------------------------
Esther J. Walls,                $1,000.00                 -----                   -----                 $1,000.00
Director

-------------------------------------------------------------------------------------------------------------------------------

         The information set forth in the table, above, represents actual amounts for the period commencing on January 1, 1999 up to but not including the date hereof with respect to the Pax World Fund, the Pax World Growth Fund and the Pax World Money Market Fund and estimated amounts for the period commencing on the date hereof and ending on December 31, 1999 with respect to the Pax World Fund, the Pax World Growth Fund, the Pax World Money Market Fund and the Pax World High Yield Fund.


         Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus $300.00 for affiliated directors and $1,000.00 for unaffiliated directors.
         In addition, the Fund pays $500.00 to each member of the Audit Committee for attendance at each meeting of the Audit Committee, plus reimbursement for travel expenses incurred in connection with attending such meetings.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER

         Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser") is the adviser to the Fund. It was incorporated in 1970 under the laws of the State of Delaware. Pursuant to the terms of an Advisory Agreement entered into between the Fund and the Adviser (the "Advisory Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objective, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. As of December 31, 1998, the Adviser had over $863,000,000 in assets under management by virtue of serving as the adviser to the Pax World Fund, the Pax World Growth Fund and the Pax World Money Market Fund. The Adviser has no clients other than the Fund, the Pax World Fund, the Pax World Growth Fund and the Pax World Money Market Fund, although the Adviser may undertake to advise other clients in the future.
         Pursuant to the terms of the Advisory Agreement, the Adviser will be compensated as follows: in the event that the average daily net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that the average daily net assets of the Fund are equal to or in excess of $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average daily net assets up to and including $25,000,000 and three-quarters of one percent (.75%) of average daily net assets in excess of $25,000,000.

         The Adviser has, however, agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operation of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average daily net assets of the Fund per annum. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's custodian and transfer agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organization expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. In addition, the Adviser has agreed to waive its compensation from the Fund to the extent necessary to offset the amount of the advisory fees payable by the Pax World Money Market Fund with respect to any assets of the Fund which are invested in the Pax World Money Market Fund.

         The Advisory Agreement provides that (i) it may be terminated by the Fund or the Adviser at any time upon not more than sixty (60) days, nor less than thirty (30) days, written notice, and (ii) will terminate automatically in the event of its assignment (as defined in the Investment Company Act). In addition, the Advisory Agreement provides that it may continue in effect for a period of more than two (2) years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act. The Advisory Agreement was adopted on August 25, 1999 by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, at a meeting called for the purpose of voting on such agreement.

         Mr. Thomas W. Grant, the President of the Adviser, is also the President of H.G. Wellington & Co., Inc. (the "Distributor") and has been associated with that firm since 1991. Mr. Grant served previously with the firm of Fahnestock & Co. for twenty-six years as a partner, managing director and senior officer. His duties encompassed branch office management, corporate finance, syndications and municipal and corporate bonds. Mr. Grant serves as a member of the Board of Directors of the Fund.
         Mr. Laurence A. Shadek, the Chairman of the Board of Directors of the Adviser, is also an Executive Vice-President of the Distributor and, together with members of his family, owns a twenty-six and sixty-seven one hundredths percent (26.67%) interest in the Distributor. Mr. Shadek has been associated with that firm since March 1986. He was previously associated with Stillman, Maynard & Co., where he was a general partner. Mr. Shadek's investment experience includes twelve years as a limited partner and Account Executive with the firm Moore & Schley. Mr. Shadek serves as a member of the Board of Directors of the Fund.
         Ms. Diane Keefe, an employee of the Adviser, is the Portfolio Manager of the Fund. She is the person responsible for the day-to-day management of the Fund's portfolio. Ms. Keefe received her Bachelor of Arts degree in Political Economy from Wellesley College and a Masters of Business Administration in Finance from Columbia University Graduate School of Business. From 1984 to 1985, Ms. Keefe was an Associate in the Municipal Investment Banking Division of PaineWebber, Inc. In 1986, Ms. Keefe became a Vice President of Oppenheimer Government Securities, Inc. and in 1987 became a Vice President of Dillon, Read & Co. where she was engaged in the institutional sales of mortgage backed securities until 1988 and specialized in the institutional sale of preferred stock and provided advice with respect to bond and preferred stock repurchase programs until 1989. Prior to joining the Adviser in 1999, Ms. Keefe was a Senior Vice President in the Taxable Fixed Income Department of Dillon, Read & Co., Inc. from 1989 until its merger with Swiss Bank Corp. in September 1998 at which time Ms. Keefe was appointed as a Director in the Rates Division of Swiss Bank Corp. where she continued her specialization in the global high yield securities market. Ms. Keefe is a Chartered Financial Analyst and a member of the New York Society of Securities Analysts and the Association of Investment Management and Research. In addition, Ms. Keefe has served on the Co-op America Board of Directors for over 10 years and has served as its Chairperson for the last 3 years. Ms. Keefe is also a Co-Chairperson of the Peace and Service Committee and a member of the Finance Committee of the Wilton, CT Monthly Meeting, Religious Society of Friends (Quakers) and a member of the Board of Directors of the Norwalk, CT Land Trust.
         In connection with this offering, the Fund and the Adviser have been represented by single counsel. Therefore, to the extent that the Fund and this offering would benefit by further independent review, such benefit will not be available in this offering.

DISTRIBUTION


         The Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses).
         The Plan provides that the Fund may incur distribution expenses of up to twenty-five one hundredths of one percent (.25%) per annum of its average daily net assets to finance activity which is primarily intended to result in the sale of Fund shares. Such expenses include (but are not limited to) travel and telephone expenses, preparation and distribution of sales literature and advertising, compensation to be paid to and expenses to be incurred by officers, directors and/or employees of the Fund, or other third parties for their distributional service if sales of Fund shares are made by such third parties during a fiscal year. So long as the Fund is operating within such limitation, however, the Fund may pay to one or more of its 12b-1 distributors (i) up to twenty-five hundredths of one percent (.25%) per annum of its average daily net assets for personal service and/or the maintenance of shareholder accounts as defined by Rule 2830 of the National Association of Securities Dealers Rules of Conduct, and (ii) total distribution fees (including the service fee of twenty-five hundredths of one percent (.25%)) up to thirty-five hundredths of one percent (.35%) per annum of its average daily net assets.
         The Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the Fund on not more than sixty (60) days, nor less than thirty (30) days, written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment. The Fund will not be obligated to pay expenses incurred under the Plan if it is terminated or not continued.
         Pursuant to the Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund. The report will include an itemization of the distribution expenses and the purposes of such expenditures.

         The Plan was adopted on August 25, 1999 by the Board of Directors of the Fund, including a majority of the 12b-1 Directors, at a meeting called for the purpose of voting on such Plan.

         Pursuant to the Plan, the Fund has entered into a Distribution Agreement (the "Distribution Agreement") with H.G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Distributor"). Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, solicits orders for the purchase of Fund shares, provided, however, that orders are not binding on the Fund until accepted by the Fund as principal. The Distribution Agreement will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Agreement may be terminated at any time, without penalty, by a vote of a majority of the Rule 12b-1 Directors or by a vote of the holders of a majority of the outstanding shares of the Fund on sixty (60) days written notice to the Distributor or by the Distributor on sixty (60) days written notice to the Fund.

         The Distribution Agreement was adopted on August 25, 1999 by the Board of Directors of the Fund, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on such agreement.

         In connection with this offering, the Fund and the Distributor have been represented by single counsel. Therefore, to the extent that the Fund and this offering would benefit by further independent review, such benefit will not be available in this offering.


                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                           AND INDEPENDENT ACCOUNTANTS

         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (the "Custodian"), serves as custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund.
         PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 (the "Transfer Agent"), serves as the transfer and dividend disbursing agent for the Fund. The Transfer Agent provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, the Transfer Agent receives an annual fee per shareholder account of Ten Dollars ($10.00), a new account set-up fee for each manually established account of Five Dollars ($5.00) and a monthly inactive zero balance account fee per shareholder account of Thirty Cents ($0.30). The Transfer Agent is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs. Shareholder inquiries relating to a shareholder account should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930.
         Pannell Kerr Forster PC, 125 Summer Street, Boston, MA 02110 serves as the Fund's independent accountants, and in that capacity audits the Fund's annual reports.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Adviser is responsible for decisions to buy and sell securities and options on securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor and its affiliates.
         Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation payable to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.
         In placing orders for portfolio securities of the Fund, the Fund is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Fund will consider the research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions of the Fund. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Fund in its investment activities. Commission rates are established pursuant to negotiations with the broker or dealer based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The Fund's policy is to pay higher commissions to brokers, other than the Distributor, for particular transactions than might be charged if a different broker had been selected, on occasions when, in the Fund's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Fund is authorized to pay higher commissions on brokerage transactions for the Fund to brokers other than the Distributor (or any affiliate) in order to secure research and investment services described above, subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Directors.
         Subject to the above considerations, the Distributor (or any affiliate) may act as a securities broker for the fund. In order for the Distributor (or any affiliate) to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the Distributor (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Distributor (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the Distributor (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, the Distributor may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. The Distributor must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by the Distributor from transactions effected for the Fund during the applicable period. Brokerage with the Distributor is also subject to such fiduciary standards as may be imposed by applicable law.
         All of the issued and outstanding shares of capital stock of the Adviser are currently owned by Mr. Laurence A. Shadek and his three siblings, Messrs. Thomas F. Shadek and James M. Shadek and Ms. Katherine Shadek Boyle. In addition, the Shadek family has a twenty-six and sixty-seven one hundredths percent (26.67%) ownership interest in the Distributor, which is a brokerage firm which the Fund may utilize to execute security transactions.


                                 NET ASSET VALUE

         Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Fund. In accordance with procedures adopted by the Board of Directors, the value of investments listed on a securities exchange and NASDAQ National Market

System securities (other than options on stock and stock indices) are valued at the last sales price on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers or independent pricing agents. Options traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the Adviser under procedures established by and under the general supervision of the Fund's Board of Directors.

         Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was sixty (60) days or less, unless this is determined by the Board of Directors not to represent fair value. Short-term securities with remaining maturities of sixty (60) days or more, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker. The Fund will compute its net asset value as of 4:00 P.M., New York time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not affect net asset value. In the event the New York Stock Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:00 P.M., New York time.


                         CALCULATION OF PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURN

         The Fund may from time to time advertise its average annual total return. Average annual total return is computed according to the following formula:

                             P    (1+T)  (n)  = ERV

                  Where: P = a hypothetical initial payment of $1,000.00 T = average annual total return.
                             n =  number of years.
                           ERV =  ending redeemable value of a
                                  hypothetical $1,000.00 payment made
                                  at the beginning of the one, five or
                                  ten year periods (or fractional
                                  portion thereof).

         Average annual total return takes into account any applicable initial or deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.




                        PURCHASE, REDEMPTION AND EXCHANGE
                                 OF FUND SHARES


PURCHASE OF SHARES

IN GENERAL

         The minimum initial investment is $250.00; the minimum subsequent investment is $50.00. There is no minimum investment, however, for SIMPLE IRAs and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code, as amended (the "Internal Revenue Code"). See "Shareholder Services - Tax-Deferred Retirement Plans and Accounts" below.

         Shares of the Fund are offered for sale by the Fund on a continuous basis at the NAV. The Fund will compute its NAV once daily as of 4:00 P.M., New York time, on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. NAV is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's investments are valued on the basis of market value or, where market quotations are not readily available, fair value as determined in good faith under procedures established by the Fund's Board of Directors. For further information regarding the methods employed in valuing the Fund's investments, see "Net Asset Value" above.
         If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 P.M., New York time) on a business day, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the New York Stock Exchange on that day; otherwise, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through certain financial institutions that have entered into agreements with the Fund as provided below.
         Orders for the purchase of Fund shares received, by certain financial institutions that have entered into agreements with the Fund, by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by 8:00 P.M., New York time (or, due to unforeseen circumstances, by 9:30 A.M., New York time, on the following business day) will be based on the NAV determined as of the close of trading on the floor of the New York Stock Exchange on the day that such order was received by such financial institution. Otherwise, the orders will be based on the next determined NAV. It is the financial institution's responsibility to transmit orders so that they will be received by the Transfer Agent or such other entity on a timely basis.

         If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. There is no charge to the investor for issuance of a certificate.
         The Fund reserves the right to reject any purchase order (including an exchange) or to suspend or modify the continuous offering of its shares.

SALE OF SHARES

IN GENERAL

         Shares of the Fund can be redeemed at any time for cash at the NAV per share next determined after the redemption request is received in proper form by the Transfer Agent, minus a contingent deferred sales charge of one percent (1.0%) for shares redeemed within six (6) months of purchase. In some cases, however, sales are not subject to a contingent deferred sales charge, and the sale price is the NAV. See "Waiver of Sales Charges" below.

INVOLUNTARY REDEMPTION

         In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a balance of less than $250.00 due to a redemption. The Fund will give any such shareholder sixty (60) days prior written notice in which to purchase sufficient additional shares to avoid such redemption.

WAIVER OF SALES CHARGES


         No contingent deferred sales charges are imposed on shares of the Fund sold in exchange of shares of the Pax World Fund or the Pax World Growth Fund (but not the Pax World Money Market Fund). It is also contemplated that no contingent deferred sales charges will be imposed on shares of the Fund sold in exchange of shares of each new Pax World mutual fund. In addition, shares of the Fund may be sold at NAV, without payment of a contingent deferred sales charge, by (i) any investor provided that the amount invested by such investor in the Fund or other Pax World mutual funds totals, immediately after such sale, at least $1,000,000; (ii) any pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, IRAs, Education IRAs, Roth IRAs, SIMPLE IRAs, Simplified Employee Pension -- IRA plans and retirement and deferred compensation and annuity plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts"; (iii) trustees, officers, directors, employees (including retirees) and sales representatives of the Fund, the Adviser or certain affiliated companies, for themselves, their spouses and their dependent children; (iv) registered representatives and employees of broker-dealers having selling group agreements with the Fund, for themselves, their spouses and their dependent children; (v) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent, or (vi) at the discretion of the Board of Directors of the Fund.

         You must notify the Transfer Agent that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement.


EXCHANGE OF SHARES

         The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of the Pax World Fund, Pax World Growth Fund and Pax World Money Market Fund, subject to the minimum investment requirement of such funds. All exchanges are made on the basis of relative net asset value next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares of the Fund may be exchanged for shares of the Pax World Fund, Pax World Growth Fund and Pax World Money Market Fund only if legally permissible under applicable state laws. It is contemplated that this Exchange Privilege will be applicable to any new Pax World mutual funds.
         Additional details about the Exchange Privilege and prospectuses for each of the Pax World mutual funds are available from the Fund or the Fund's Transfer Agent. The Exchange Privilege may be modified, terminated or suspended on sixty (60) days notice.



                                      TAXES

         The Fund is qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves the Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders and permits net long-term capital gains of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund.
         Qualification as a regulated investment company requires, among other things, that (a) at least ninety percent (90%) of the Fund's annual gross income (without reduction for losses from the sale or other disposition of securities) be derived from interest, dividends, and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least fifty percent (50%) of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than five percent (5%) of the market value of the Fund's assets and ten percent (10%) of the outstanding voting securities of such issuer, and (ii) not more than twenty-five percent (25%) of the value of its assets is invested in the securities of any one industry (other than U.S. Government securities); and (c) the Fund distribute to its shareholders at least ninety percent (90%) of its net investment income (including short-term capital gains) other than long-term capital gains in each year.
         Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one (1) year except in certain cases where the Fund acquires a put or writes a call thereon or makes a short sale against-the-box. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will generally be treated as gains and losses from the sale of securities (assuming they do not qualify as Section 1256 contracts). If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Fund's transactions may be subject to wash sale, short sale, conversion transaction and straddle provisions of the Internal Revenue Code. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.
         Gain or loss on the sale, lapse or other termination of options on stock will be capital gain or loss and will be long-term or short-term depending upon the holding period of the option. In addition, positions which are part of a straddle will be subject to certain wash sale and short sale provisions of the Internal Revenue Code. In the case of a straddle, the Fund may be required to defer the recognition of losses on positions it holds to the extent of any unrecognized gain on offsetting positions held by the Fund. The conversion transaction rules may apply to certain transactions to treat all or a portion of the gain thereon as ordinary income rather than as capital gain.
         The Fund is required to distribute ninety-eight percent (98%) of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year ninety-eight percent (98%) of the capital gain net income it earned during the twelve (12) months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve (12) month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a nondeductible four percent (4%) excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.
         Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.
         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


                              SHAREHOLDER SERVICES

         The Fund makes available to its shareholders the following privileges and plans:

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR
DISTRIBUTIONS

         For the convenience of investors, all dividends and distributions, if any, will be automatically reinvested in additional full and fractional shares of the Fund. An investor may direct the Transfer Agent in writing not less than five (5) days prior to the ex-dividend date to receive (i) such dividends in cash and distributions in additional shares or (ii) such dividends and distributions in cash. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at net asset value by returning the check or the proceeds to the Transfer Agent within thirty

(30) days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.


AUTOMATIC INVESTMENT PLAN

         Under the Fund's Automatic Investment Plan, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly or quarterly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Investment Plan participants.
         Further information about this plan and an application form can be obtained from the Fund or the Transfer Agent.


TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS

         Various tax-deferred retirement plans and accounts, including IRAs, Education IRAs, Roth IRAs, SIMPLE IRAs, Simplified Employee Pension-IRA plans and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Fund. Information regarding the establishment of these plans, and the administration, custodial fees and other details are available from the Fund or the Transfer Agent.
         Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.


SYSTEMATIC WITHDRAWAL PLANS

         A systematic withdrawal plan is available to shareholders through the Transfer Agent. Such withdrawal plan provides for monthly, bimonthly, quarterly or semi-annual checks in any amount, except as provided below, up to the value of the shares in the shareholder's account.
         In the case of shares held through the Transfer Agent (i) a $10,000.00 minimum account value applies, (ii) withdrawals may not be for less than $100.00 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at net asset value on shares held under this plan. In addition, shares of the Fund which are redeemed within six (6) months of purchase pursuant to the systematic withdrawal plan are subject to a one percent (1.0%) contingent deferred sales charge.
         The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Fund reserves the right to initiate a fee of up to Five Dollars ($5.00) per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.
         Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

REPORTS TO SHAREHOLDERS

         The Fund will send annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and one annual prospectus per household. You may request additional copies of such reports by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853, telephoning the Fund at 800-767-1729 (toll-free), visiting the Fund's web site at http://www.paxfund.com or visiting the SEC's web site at http://www.sec.gov for such purpose. In addition, monthly unaudited financial data are available upon request from the Fund.


SHAREHOLDER INQUIRIES

         Inquiries should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930, or by telephone at 800-372-7827 (toll-free) or, from outside the United States, at 302-791-2844 (collect).

                          Independent Auditors' Report





The Shareholder and Board of Directors of
Pax World High Yield Fund, Inc.


We have audited the statement of assets and liabilities of Pax World High Yield Fund, Inc. as of August 25, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the financial position of Pax World High Yield Fund, Inc. as of August 25, 1999, in conformity with generally accepted accounting principles.


                                            /s/ Pannell Kerr Forster, P.C.
                                                -------------------------------

Boston, MA
August 26, 1999

                         PAX WORLD HIGH YIELD FUND, INC.

                       Statement of Assets and Liabilities
                              As of August 25, 1999



                                     Assets

Cash                                                                   $100,000
                                                                       --------
                  Total assets                                          100,000
                                                                       --------


                                   Liabilities


Liabilities                                                                   -
                                                                       --------
Net assets (note 1)
         Applicable to 10,000 shares of common stock                   $100,000
                                                                       --------

Calculation of offering price
         Net asset value price per share                               $     10
                                                                       --------




See notes to financial statement

                         PAX WORLD HIGH YIELD FUND, INC.

                          Notes to Financial Statement
                                 August 25, 1999


Note 1 -          Accounting policies

                  Pax World High Yield Fund, Inc. (the "Fund"), which was incorporated in Delaware on June 15, 1999, is an open-end, diversified management investment company. The Fund has had no significant operations other than the issuance of 10,000 shares of common stock for $100,000 on August 25, 1999, to Pax World Management Corp. There are 25,000,000 shares of $1.00 par value common stock authorized.

                  Accounting estimates

                  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                  Federal income taxes

                  The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders.

Note 2 - Investment advisory agreement and other transactions with affiliates

                  Pursuant to an Advisory Agreement between the Fund and Pax World Management Corp. (the "Adviser"), the Adviser furnishes investment advisory services in connection with the management of the Fund. Under the Advisory Agreement, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objectives, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. Two officers, who are also directors of the Fund, are also officers and directors of the Adviser. Another officer of the Fund, who is not a director of the Fund, is also an officer of the Adviser. In the event that the average net assets of the Fund are less

                         PAX WORLD HIGH YIELD FUND, INC.

                          Notes to Financial Statement
                                 August 25, 1999


                  than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that average net assets of the Fund are equal to or in excess of $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average net assets up to and including $25,000,000 and three-quarters of one percent (.75%) of average net assets in excess of $25,000,000.

                  The Adviser has, however, agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average net asset value of the Fund per annum. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer and Dividend Disbursing Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organization expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

Note 3 -          Distribution expense plan

                  Pursuant to a plan of distribution (the "Plan") adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940, the Fund incurs the expenses of distributing the Fund's shares.

                  These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreement with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares. The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the shares of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of

                         PAX WORLD HIGH YIELD FUND, INC.

                          Notes to Financial Statement
                                 August 25, 1999


                 (.25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the shares of the Fund per annum.

                                     PART C


                                OTHER INFORMATION

Item 23.          Financial Statements and Exhibits.

         (a)      Financial Statements:

                  (i) Financial Statements included in the Prospectus constituting Parts A and B of this Registration
                           Statement:


                                    Part A - Not Applicable.

                                    Part B - Statements of Assets
                                             and Liabilities, Notes to
                                             Financial Statements, all
                                             as of August 25, 1999, and
                                             Independent Auditors'
                                             Report.


         (b)      Exhibits:

                  (i)      Articles of Incorporation.

                  (ii)     By-Laws.

                  (iii)    Instruments Defining Rights of Security Holders.

                  (iv) Investment Advisory Contracts. Form of Advisory Agreement between the Registrant and Pax World Management Corp.

                  (v) Underwriting Contracts. Form of Distribution Agreement between Pax World Management Corp. and
                           H. G. Wellington & Co., Inc.

                  (vi)     Bonus or Profit Sharing Contracts.  Not Applicable.

                  (vii)    Custodian Agreements.

                           (A) Form of Custodian Contract between the Registrant and State Street Bank and Trust Company.

                           (B) Form of Data Access Services Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company.

                           (C) Form of Funds Transfer Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company.

                  (viii)   Other Material Contracts.

                           (A) Form of Transfer Agency Services Agreement between the Registrant and PFPC, Inc.

                           (B) Form of Transfer Agency Services Fee Agreement between the Registrant and PFPC, Inc.

                           (C) Form of Transfer Agency Services Fee Waiver Agreement between the Registrant and PFPC, Inc.

                  (ix)     Legal Opinion.

                           (A) Opinion of Counsel.

                           (B) Consent of Counsel.

                  (x) Other Opinions. Consent of Independent Certified Public Accountants.

                  (xi)     Omitted Financial Statements.  Not Applicable.

                  (xii)    Initial Capital Agreements. Form of Purchase
                           Agreement.

                  (xiii)   Rule 12b-1 Plan. Form of Distribution and Service
                           Plan.

                  (xiv)    Financial Data Schedule.  Not Applicable.

                  (xv)     Rule 18f-3 Plan.  Not Applicable.

Item 24. Persons Controlled by or under Common Control with the Fund.

         Pax World Fund, Incorporated, Pax World Growth Fund, Inc., Pax World High Yield Fund, Inc. and Pax World Money Market Fund, Inc. share a common investment adviser and thus may be deemed to be under common control, although the Registrant does not concede that they are under common control.

Item 25.  Indemnification.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Section 8.04 of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 145 of the General Corporation Law of the State of Delaware permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

         Section 8 of the Advisory Agreement (Exhibit 5 to the Registration Statement) and Section 7 of the Sub-Advisory Agreement (Exhibit 5 to the Registration Statement) limit the liability of the Adviser and the Sub-Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their obligations and duties under the Advisory and Sub-Advisory Agreement.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

         Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

         (i) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

         (ii) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

         (iii) Such promise must be secured by a surety bond or other suitable insurance; and

         (iv) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26.  Business and Other Connections of the Investment Adviser.

         See "Management, Organization and Corporate Structure of the Fund - Adviser" in the Prospectus constituting Part A of this Registration Statement and "Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

         The business and other connections of the Adviser's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is 222 State Street, Portsmouth, NH 03801.


                 NAME                     POSITION(S) HELD WITH THE ADVISER            PRINCIPAL OCCUPATION(S)
                 ----                     ---------------------------------            -----------------------
Katherine Shadek Boyle                  Senior Vice President; Director         Senior Vice President, Pax World
                                                                                Management Corp.

Thomas W. Grant                         President; Director                     President, Pax World Management
                                                                                Corp.; Vice Chairman of the Board
                                                                                and President, Pax World Fund,
                                                                                Incorporated; President, Pax World
                                                                                Growth Fund, Inc.; President, Pax
                                                                                World High Yield Fund, Inc.;
                                                                                President, Pax World Money
                                                                                Market Fund, Inc.; President, H.
                                                                                G. Wellington & Co., Inc.

James M. Shadek                         Senior Vice President for Social        Senior Vice President for Social
                                        Research; Secretary; Director           Research and Secretary, Pax World
                                                                                Management Corp.; Treasurer, Pax
                                                                                World Growth Fund, Inc.;
                                                                                Treasurer, Pax World High Yield
                                                                                Fund, Inc.; Account Executive, H.
                                                                                G. Wellington & Co., Inc.


                                                        -3-



Laurence A. Shadek                      Chairman of the Board; Director         Chairman of the Board, Pax World
                                                                                Management Corp.; Chairman of
                                                                                the Board, Pax World Fund,
                                                                                Incorporated; Chairman of the
                                                                                Board, Pax World Growth Fund,
                                                                                Inc.; Chairman of the Board, Pax
                                                                                World High Yield Fund, Inc.;
                                                                                Executive Vice President, Pax
                                                                                World Money Market Fund, Inc.;
                                                                                Executive Vice President, H. G.
                                                                                Wellington & Co., Inc.
Thomas F. Shadek                        Senior Vice President - Marketing;      Senior Vice President - Marketing,
                                        Director                                Pax World Management Corp.

Item 27.  Principal Underwriters

         Not applicable.

Item 28.  Location of Accounts and Records


         The accounts, books and other documents relating to shareholder accounts and activity required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by PFPC, Inc. and are located at 400 Bellevue Parkway, Wilmington, DE 19809-3853. All other accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Fund at 222 State Street, Portsmouth, NH 03801 and by the State Street Bank and Trust Company at 225 Franklin Street, Boston MA 02110. The Applicant's corporate minute books are kept at the law offices of Bresler, Goodman & Unterman, LLP, 521 Fifth Avenue, New York, NY 10175.


Item 29.  Management Services


         Other than as set forth under the captions "Management, Organization and Corporate Structure of the Fund - Adviser," "Management, Organization and Corporate Structure of the Fund - Distribution," and Management, Organization and Corporate Structure of the Fund - Custodian and Transfer and Dividend Disbursing Agent" in the Prospectus constituting Part A of this Registration Statement and the caption "Management of the Fund" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.  Undertakings

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 14th day of September, 1999.


                                            PAX WORLD HIGH YIELD FUND, INC.


                                            By: /s/ Thomas W. Grant
                                                --------------------------------
                                                Thomas W. Grant
                                                President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                  TITLE                        DATE
              ---------                  -----                        ----

         /s/ Laurence A. Shadek
         ------------------------    Chairman of the Board,        9/14/99
         Laurence A. Shadek          Director

         /s/ Thomas W. Grant
         ------------------------    President, Director           9/14/99
         Thomas W. Grant

         /s/ James M. Shadek
         ------------------------    Treasurer                     9/14/99
         James M. Shadek

         /s/ Carl H. Doerge, Jr.
         ------------------------    Director                      9/14/99
         Carl H. Doerge, Jr.

         /s/ John L. Kidde
         ------------------------    Director                      9/14/99
         John L. Kidde

         /s/ Esther J. Wall
         ------------------------    Director                      9/14/99
         Esther J. Walls

                         PAX WORLD HIGH YIELD FUND, INC.

                                  Exhibit Index


         1.     Articles of Incorporation.*

         2.     By-Laws.*

         3.     Instruments defining rights of security holders.*

         4. Form of Advisory Agreement between the Registrant and Pax World Management Corp.**

         5. Form of Distribution Agreement between the Registrant and H. G. Wellington & Co., Inc.*

         6.     Not Applicable.

         7(a). Form of Custodian Contract between the Registrant and State Street Bank and Trust Company.**

         7(b). Form of Data Access Services Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company.**

         7(c). Form of Funds Transfer Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company.**

         8(a). Form of Transfer Agency Services Agreement between the Registrant and PFPC, Inc.*

         8(b). Form of Transfer Agency Services Fee Agreement between the Registrant and PFPC, Inc.*

         8(c). Form of Transfer Agency Services Fee Waiver Agreement between the Registrant and PFPC, Inc.*

         9(a).  Opinion of Counsel.**

         9(b).  Consent of Counsel.**

         10.    Consent of Independent Certified Public Accountants.**

         11.    Not Applicable.

         12.    Form of Purchase Agreement.**

         13.    Form of Distribution and Service Plan.*

         14.    Not Applicable

         15.    Not Applicable.

------------

*        Previously filed.
**       Filed herewith.